Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	DEBT OBLIGATIONS — 99.1%

	Asset Backed Securities — 9.7%
400,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, due 01/18/24	416,355
100,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, due 02/18/25	103,893
200,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, due 02/18/25	207,994
400,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, due 04/18/25	412,114
600,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, due 07/18/25	612,534
500,000	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, due 01/21/25	500,764
500,000	Anchorage Capital CLO 11, Ltd., Series 2019-11A, Class A, 2.49% (3 mo. USD LIBOR plus 1.39%), due 07/22/32(b) 144A	494,535
3,500,000	Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class AR2, 2.11% (3 mo. USD LIBOR plus 1.09%), due 01/28/31(b) 144A	3,446,718
366,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	324,854
248,300	Arbys Funding LLC, Series 2015-1A, Class A2, 4.97%, due 10/30/45 144A	254,318
1,550,000	ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, due 08/15/28 144A	1,576,628
34,919	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 0.87% (1 mo. USD LIBOR plus 0.69%), due 04/25/34(b)	34,786
994,547	Atlas Senior Loan Fund CLO V, Ltd., Series 2014-1A, Class AR2, 2.44% (3 mo. USD LIBOR plus 1.26%), due 07/16/29(b) 144A	979,629
297,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, due 03/20/26 144A	293,730
207,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, due 08/20/26 144A	200,889
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class A1, 2.47% (3 mo. USD LIBOR plus 1.25%), due 10/15/30(b) 144A	244,513
881,229	BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%, due 07/20/21	888,008
113,431	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	113,121
207,000	Capital Automotive REIT LP, Series 2020-1A, Class B1, 4.17%, due 02/15/50 144A	195,109
1,713,000	Capital One Prime Auto Receivables Trust, Series 2019-1, Class A3, 2.51%, due 11/15/23	1,759,986
499,674	Carlyle U.S. CLO, Ltd., Series 2017-1A, Class A1B, 2.37% (3 mo. USD LIBOR plus 1.23%), due 04/20/31(b) 144A	487,888
1,200,000	Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,444,823
215,785	CLI Funding LLC, Series 2018-1A, Class A, 4.03%, due 04/18/43 144A	219,225
286,150	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	274,474
382,449	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	388,946
309,311	Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A1, 4.13%, due 07/25/58(c) 144A	319,725
912,008	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, due 11/20/47 144A	942,842
146,625	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	155,339
745,368	DB Master Finance LLC, Series 2019-1A, Class A2I, 3.79%, due 05/20/49 144A	773,804

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Asset Backed Securities — continued
468,000	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	506,652
844,350	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2I, 2.24% (3 mo. USD LIBOR plus 1.25%), due 07/25/47 144A	841,075
300,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, due 02/15/24	302,767
200,000	Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42%, due 03/17/25	200,735
329,475	Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.22%, due 07/20/45 144A	343,849
220,335	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.60%, due 07/25/47 144A	222,294
126,100	FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, due 04/30/47 144A	119,607
511,000	Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, due 08/15/31 144A	520,105
1,900,000	Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A, 3.17%, due 03/15/25	1,958,330
2,564,000	Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A1, 3.52%, due 10/15/23	2,644,500
573,000	Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, due 04/15/26	600,859
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, due 06/17/24	105,588
1,245,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.97%, due 11/16/23	1,272,705
495,000	GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, due 04/15/26 144A	517,041
320,000	Golden Credit Card Trust, Series 2018-4A, Class A, 3.44%, due 10/15/25 144A	344,473
171,827	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	169,787
75,934	Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/32 144A	77,483
160,391	Home Equity Asset Trust, Series 2003-8, Class M1, 1.26% (1 mo. USD LIBOR plus 1.08%), due 04/25/34(b)	157,247
1,750,000	HPS Loan Management CLO, Ltd., Series 10A-2016, Class A1R, 2.28% (3 mo. USD LIBOR plus 1.14%), due 01/20/28(b) 144A	1,724,976
750,000	HPS Loan Management CLO, Ltd., Series 15A-2019, Class A1, 2.42% (3 mo. USD LIBOR plus 1.32%), due 07/22/32(b) 144A	737,875
500,000	ICG US CLO, Ltd., Series 2017-2A, Class A1, 2.32% (3 mo. USD LIBOR plus 1.28%), due 10/23/29(b) 144A	491,976
521,625	Invitation Homes Trust, Series 2018-SFR1, Class A, 0.89% (1 mo. USD LIBOR plus 0.70%), due 03/17/37 144A	513,681
154,225	Jack In The Box Funding LLC, Series 2019-1A, Class A21, 3.98%, due 08/25/49 144A	159,117
154,225	Jack In The Box Funding LLC, Series 2019-1A, Class A23, 4.97%, due 08/25/49 144A	158,028
298,805	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	306,156
267,529	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, due 05/25/59(d) 144A	269,712
233,358	Limerock CLO III LLC, Series 2014-3A, Class A1R, 2.34% (3 mo. USD LIBOR plus 1.20%), due 10/20/26(b) 144A	232,811
121,726	MelTel Land Funding LLC, Series 2019-1A, Class A, 3.77%, due 04/15/49 144A	125,265
861,107	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, due 12/15/22	862,052

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Asset Backed Securities — continued
747,360	MidOcean Credit CLO III, Series 2014-3A, Class A1R, 2.23% (3 mo. USD LIBOR plus 1.12%), due 04/21/31(b) 144A	727,710
131,956	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.50%, due 08/25/58(c) 144A	140,679
109,955	Morgan Stanley ABS Capital I, Inc., Series 2003-NC10, Class M1, 1.20% (1 mo. USD LIBOR plus 1.02%), due 10/25/33(b)	108,353
58,504	Morgan Stanley ABS Capital I, Inc., Series 2003-NC7, Class M1, 1.23% (1 mo. USD LIBOR plus 1.05%), due 06/25/33(b)	58,113
163,936	MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/36 144A	167,837
91,195	Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.91%, due 12/15/45 144A	95,344
338,000	Navient Private Education Refi Student Loan Trust, Series 2019-FA, Class A2, 2.60%, due 08/15/68 144A	347,710
213,970	New Century Home Equity Loan Trust, Series 2003-A, Class A, 0.90% (1 mo. USD LIBOR plus 0.72%), due 10/25/33(b) 144A	205,270
110,450	New Residential Mortgage LLC, Series 2018-FNT2, Class A, 3.79%, due 07/25/54 144A	108,125
1,815,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.69%, due 10/15/23 144A	1,841,965
4,051,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.55%, due 02/15/25 144A	3,906,858
600,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 1.79% (3 mo. USD LIBOR plus 0.80%), due 07/25/36(b)	571,164
177,367	NRZ Excess Spread-Collateralized Notes, Series 2018-FNT1, Class A, 3.61%, due 05/25/23 144A	177,233
64,228	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.19%, due 01/25/23 144A	64,608
170,326	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2, Class A, 3.27%, due 02/25/23 144A	171,366
250,000	OCP CLO, Ltd., Series 2017-13A, Class A1A, 2.48% (3 mo. USD LIBOR plus 1.26%), due 07/15/30(b) 144A	246,725
314,150	OneMain Direct Auto Receivables Trust, Series 2017-2A, Class B, 2.55%, due 11/14/23 144A	314,426
322,674	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 0.98% (1 mo. USD LIBOR plus 0.80%), due 09/14/32(b) 144A	321,866
170,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, due 03/14/29 144A	172,904
108,000	Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, due 02/15/27 144A	111,384
743,649	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 2.35% (3 mo. USD LIBOR plus 1.25%), due 10/22/30(b) 144A	723,963
744,879	OZLM IX CLO, Ltd., Series 2014-9A, Class A1AR, 2.42% (3 mo. USD LIBOR plus 1.28%), due 10/20/31(b) 144A	729,779
248,527	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 2.01% (3 mo. USD LIBOR plus 1.25%), due 10/30/30(b) 144A	242,832
500,000	OZLM XXIV CLO, Ltd., Series 2019-24A, Class A1A, 2.53% (3 mo. USD LIBOR plus 1.39%), due 07/20/32(b) 144A	491,740
1,000,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1R2, 1.59% (3 mo. USD LIBOR plus 1.22%), due 05/21/29(b) 144A	992,331
750,000	Palmer Square CLO, Ltd., Series 2018-2A, Class A1A, 2.28% (3 mo. USD LIBOR plus 1.10%), due 07/16/31(b) 144A	736,845

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Asset Backed Securities — continued
1,250,000	Pikes Peak CLO 4, Series 2019-4A, Class A, 2.59% (3 mo. USD LIBOR plus 1.37%), due 07/15/32(b) 144A	1,228,750
649,359	Progress Residential Trust, Series 2019-SFR1, Class A, 3.42%, due 08/17/35 144A	673,999
1,329,000	Progress Residential Trust, Series 2019-SFR4, Class A, 2.69%, due 10/17/36 144A	1,378,554
1,313,000	Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, due 04/17/37 144A	1,326,637
7,608	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35(d)	7,869
250,000	Romark CLO II, Ltd., Series 2018-2A, Class A1, 2.17% (3 mo. USD LIBOR plus 1.18%), due 07/25/31(b) 144A	240,800
739,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, due 04/20/45 144A	754,442
900,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28%, due 09/15/23	911,636
400,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, due 10/15/25	404,466
331,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, due 01/26/32 144A	346,573
143,872	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.87% (1 mo. USD LIBOR plus 0.69%), due 05/25/35(b)	143,621
258,050	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	266,849
80,510	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, due 01/20/36 144A	82,219
500,000	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 2.38% (3 mo. USD LIBOR plus 1.24%), due 07/20/30(b) 144A	492,534
2,482,553	Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	2,636,389
1,554,497	Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	1,665,349
2,337,770	Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	2,494,604
907,812	Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	968,858
766,473	Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	821,854
2,587,835	Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	2,799,537
1,000,000	Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	1,033,337
80,563	SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.75%, due 07/15/27 144A	81,829
387,000	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, due 06/15/37 144A	400,183
192,357	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	202,751
1,750,000	Sound Point CLO VII-R, Ltd., Series 2014-3RA, Class A1, 2.29% (3 mo. USD LIBOR plus 1.25%), due 10/23/31(b) 144A	1,694,123
2,750,000	Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR, 2.19% (3 mo. USD LIBOR plus 1.15%), due 01/23/29(b) 144A	2,698,862
500,000	Sound Point CLO XVI, Ltd., Series 2017-2A, Class A, 2.27% (3 mo. USD LIBOR plus 1.28%), due 07/25/30(b) 144A	485,562
547,000	Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, due 10/25/44 144A	538,334
3,214,750	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, due 04/20/45 144A	3,179,894
653,499	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	662,551
247,488	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	199,853
346,720	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, due 11/25/48 144A	354,532
393,943	Telos CLO, Series 2013-3A, Class AR, 2.43% (3 mo. USD LIBOR plus 1.30%), due 07/17/26(b) 144A	393,419

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Asset Backed Securities — continued
1,351,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, due 11/25/31 144A	1,439,892
387,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, due 05/25/33 144A	393,497
1,537,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,606,673
189,875	Triton Container Finance V LLC, Series 2018-1A, Class A, 3.95%, due 03/20/43 144A	189,893
825,283	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, due 02/16/43 144A	850,206
500,000	Venture XIX CLO, Ltd., Series 2014-19A, Class ARR, 2.48% (3 mo. USD LIBOR plus 1.26%), due 01/15/32(b) 144A	482,174
3,462,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, due 12/20/23	3,555,834
139,376	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35 144A	140,055
500,000	Wellfleet CLO, Ltd., Series 2018-3A, Class A1A, 2.39% (3 mo. USD LIBOR plus 1.25%), due 01/20/32(b) 144A	490,323
750,000	Wellfleet CLO, Ltd., Series 2019-1A, Class A1, 2.48% (3 mo. USD LIBOR plus 1.34%), due 07/20/32(b) 144A	734,077
567,420	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	599,683
85,070	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/30 144A	84,958
153,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, due 03/15/24 144A	156,884
135,457	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	103,424
1,442,000	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.59%, due 07/15/24	1,482,159
1,100,000	World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, due 12/15/25	1,117,389
200,000	World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, due 12/15/25	201,994
3,500,000	York CLO-4, Ltd., Series 2016-2A, Class A1R, 2.23% (3 mo. USD LIBOR plus 1.09%), due 04/20/32(b) 144A	3,420,092
750,000	York CLO-6, Ltd., Series 2019-1A, Class A1, 2.45% (3 mo. USD LIBOR plus 1.35%), due 07/22/32(b) 144A	735,166
247,679	Zais CLO 6, Ltd., Series 2017-1A, Class A1, 2.59% (3 mo. USD LIBOR plus 1.37%), due 07/15/29(b) 144A	245,695

		97,932,258

	Convertible Debt — 0.0%
336,000	Cheniere Energy, Inc., 4.88% (PIK), due 05/28/21 144A	340,939

	Corporate Debt — 40.5%
441,000	3M Co., (MTN), 3.25%, due 02/14/24	480,832
731,000	AbbVie, Inc., 3.20%, due 11/21/29 144A	807,603
300,000	AbbVie, Inc., 3.60%, due 05/14/25	331,945
619,000	AbbVie, Inc., 4.25%, due 11/21/49 144A	753,678
1,400,000	AbbVie, Inc., 4.50%, due 05/14/35	1,688,307
640,000	AbbVie, Inc., 4.55%, due 03/15/35 144A	778,239
170,000	AbbVie, Inc., 4.70%, due 05/14/45	214,025
290,000	AbbVie, Inc., 4.75%, due 03/15/45 144A	361,791
131,598	ABY Transmision Sur SA, 6.88%, due 04/30/43 144A	171,406
145,000	Activision Blizzard, Inc., 3.40%, due 09/15/26	164,909
1,340,000	Advocate Health & Hospitals Corp., Series 2020, Class B, 2.21%, due 06/15/30	1,376,091

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
620,000	AECOM, 5.13%, due 03/15/27	668,707
400,000	AEP Texas, Inc., 3.80%, due 10/01/47(e)	454,331
260,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	307,368
432,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, due 08/14/24	406,065
1,600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	1,515,611
370,000	Aetna, Inc., 4.75%, due 03/15/44	446,585
270,000	Ahern Rentals, Inc., 7.38%, due 05/15/23 144A	130,584
122,128	Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, due 11/15/26 144A	112,706
735,185	Air Canada Pass Through Trust, Series 2015-1, Class A, 3.60%, due 09/15/28 144A	674,217
174,901	Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, due 07/15/27 144A	138,762
169,000	Air Lease Corp., 3.63%, due 12/01/27	165,129
199,000	Aircastle, Ltd., 5.50%, due 02/15/22	200,948
170,000	Aker BP ASA, 3.00%, due 01/15/25 144A	165,913
92,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 4.88%, due 02/15/30 144A	94,220
200,000	Alimentation Couche-Tard, Inc., 2.70%, due 07/26/22 144A	204,891
92,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	96,899
572,000	Ally Financial, Inc., 5.13%, due 09/30/24	618,286
279,000	Ally Financial, Inc., 5.80%, due 05/01/25	311,176
563,000	Altria Group, Inc., 3.40%, due 05/06/30	607,006
663,000	Amazon.com, Inc., 3.15%, due 08/22/27	759,267
284,000	Amazon.com, Inc., 4.05%, due 08/22/47	370,105
23,913	American Airlines Pass Through Trust, Series 2001-1, 6.98%, due 11/23/22	20,102
1,759,401	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, due 07/15/24	1,429,334
284,399	American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, due 11/01/28	238,731
105,696	American Airlines Pass Through Trust, Series 2015-1, Class B, 3.70%, due 11/01/24	70,028
291,589	American Airlines Pass Through Trust, Series 2016-1, Class A, 4.10%, due 07/15/29	248,371
117,645	American Airlines Pass Through Trust, Series 2017-1, Class A, 4.00%, due 08/15/30	98,038
214,830	American Airlines Pass Through Trust, Series 2017-1, Class AA, 3.65%, due 02/15/29	206,402
133,763	American Airlines Pass Through Trust, Series 2017-2, Class A, 3.60%, due 04/15/31	110,122
147,691	American Airlines Pass Through Trust, Series 2019-1, Class A, 3.50%, due 08/15/33	123,413
221,536	American Airlines Pass Through Trust, Series 2019-1, Class AA, 3.15%, due 08/15/33	204,940
700,000	American Express Co., 3.40%, due 02/27/23	749,172
982,000	American Express Co., 3.70%, due 08/03/23	1,068,539
287,000	American Homes 4 Rent, LP REIT, 4.25%, due 02/15/28	307,322
1,400,000	American International Group, Inc., 4.88%, due 06/01/22	1,511,513
485,000	American Tower Corp. REIT, 2.40%, due 03/15/25	512,584
230,000	American Tower Corp. REIT, 2.95%, due 01/15/25	250,337
618,000	American Tower Corp. REIT, 3.55%, due 07/15/27	689,526
239,000	American Tower Corp. REIT, 3.80%, due 08/15/29	271,010
575,000	American Water Capital Corp., 2.80%, due 05/01/30(e)	628,776
190,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	196,292
250,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	264,329
386,000	AmerisourceBergen Corp., 2.80%, due 05/15/30	407,135
665,000	Amgen, Inc., 2.20%, due 02/21/27	702,347
150,000	Anglo American Capital Plc, 4.75%, due 04/10/27 144A	167,196

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
2,014,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	2,472,145
367,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	430,323
350,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49	467,366
361,000	Antero Resources Corp., 5.00%, due 03/01/25(e)	214,118
150,000	Antero Resources Corp., 5.38%, due 11/01/21(e)	139,248
110,000	Anthem, Inc., 2.38%, due 01/15/25	116,822
5,000	Anthem, Inc., 5.10%, due 01/15/44	6,603
835,000	Apple, Inc., 2.65%, due 05/11/50	879,151
216,000	Applied Materials, Inc., 1.75%, due 06/01/30	221,248
250,000	Applied Materials, Inc., 2.75%, due 06/01/50	256,618
230,000	APX Group, Inc., 7.63%, due 09/01/23(e)	212,438
225,000	Aquarion Co., 4.00%, due 08/15/24 144A	248,189
97,000	Arconic Corp., 6.00%, due 05/15/25 144A	100,456
34,000	Arconic Corp., 6.13%, due 02/15/28 144A	34,088
234,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 02/15/25 144A	240,182
242,000	Ares Capital Corp., 4.20%, due 06/10/24	247,923
14,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30 144A	13,685
710,000	Ascension Health, 2.53%, due 11/15/29	762,101
150,000	Ascension Health, 3.11%, due 11/15/39	164,784
140,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	144,250
2,000,000	AT&T, Inc., 0.87%, due 11/27/22(f) 144A	1,958,732
700,000	AT&T, Inc., 1.50% (3 mo. USD LIBOR plus 1.18%), due 06/12/24(b)	701,654
274,000	AT&T, Inc., 2.30%, due 06/01/27	284,107
150,000	AT&T, Inc., 2.63%, due 12/01/22	156,382
619,000	AT&T, Inc., 3.40%, due 05/15/25	680,695
814,000	AT&T, Inc., 3.50%, due 06/01/41	856,430
461,000	AT&T, Inc., 3.80%, due 02/15/27	519,656
1,600,000	AT&T, Inc., 4.13%, due 02/17/26	1,824,699
25,000	AT&T, Inc., 4.30%, due 02/15/30	29,322
200,000	AT&T, Inc., 4.50%, due 03/09/48	236,809
435,000	AT&T, Inc., 4.55%, due 03/09/49	513,739
1,055,000	AT&T, Inc., 4.85%, due 03/01/39	1,274,071
125,000	AT&T, Inc., 4.90%, due 08/15/37	150,583
110,000	AT&T, Inc., 5.25%, due 03/01/37	136,166
130,000	Australia & New Zealand Banking Group, Ltd., 6.75% (5 year USD ICE swap plus 5.17%)(b) (e) (g) 144A	144,328
128,000	Autodesk, Inc., 2.85%, due 01/15/30	141,230
209,000	AutoNation, Inc., 4.75%, due 06/01/30	226,908
192,000	Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	177,831
139,000	AXA SA, 8.60%, due 12/15/30	202,039
942,000	BAE Systems Finance, Inc., 7.50%, due 07/01/27 144A	1,206,430
696,000	BAE Systems Holdings, Inc., 3.85%, due 12/15/25 144A	771,773
1,000,000	BAE Systems Plc, 3.40%, due 04/15/30 144A	1,091,401
200,000	Banco Santander SA, 3.85%, due 04/12/23	213,105
100,000	Banco Santander SA, 4.38%, due 04/12/28(e)	111,803
511,000	Bank of America Corp., 2.59% (SOFR plus 2.15%), due 04/29/31(b)	541,889
877,000	Bank of America Corp., 4.24% (3 mo. USD LIBOR plus 1.81%), due 04/24/38(b)	1,067,036

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
160,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR plus 3.29%)(b) (g)	157,831
621,000	Bank of America Corp., 6.30% (3 mo. USD LIBOR plus 4.55%)(b) (g)	689,482
610,000	Bank of America Corp., (MTN), 2.50% (3 mo. USD LIBOR plus 0.99%), due 02/13/31(b)	640,340
160,000	Bank of America Corp., (MTN), 2.88% (3 mo. USD LIBOR plus 1.19%), due 10/22/30(b)	173,239
1,270,000	Bank of America Corp., (MTN), 3.50%, due 04/19/26	1,430,707
755,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD LIBOR plus 1.37%), due 07/21/28(b)	846,760
493,000	Bank of America Corp., (MTN), 3.95%, due 04/21/25	546,266
500,000	Bank of America Corp., (MTN), 4.13%, due 01/22/24	555,619
165,000	Bank of America Corp., (MTN), 4.20%, due 08/26/24	183,288
210,000	Bank of America Corp., (MTN), 4.27% (3 mo. USD LIBOR plus 1.31%), due 07/23/29(b)	247,860
213,000	Bank of America Corp., (MTN), 4.33% (3 mo. USD LIBOR plus 1.52%), due 03/15/50(b)	275,756
1,376,000	Bank of America Corp., (MTN), 4.45%, due 03/03/26	1,585,320
340,000	Bank of New York Mellon Corp. (The), (MTN), 1.60%, due 04/24/25(e)	352,482
1,238,000	Bank of Nova Scotia (The), 1.63%, due 05/01/23	1,267,755
1,053,000	Barclays Bank Plc, 1.70%, due 05/12/22	1,072,193
575,000	Barclays Plc, 3.68%, due 01/10/23	597,045
264,000	Barclays Plc, 4.38%, due 01/12/26	298,391
400,000	Barclays Plc, 4.97% (3 mo. USD LIBOR plus 1.90%), due 05/16/29(b)	468,968
770,000	BAT Capital Corp., 3.22%, due 08/15/24	825,120
639,000	BAT Capital Corp., 4.70%, due 04/02/27	731,386
157,000	Bausch Health Cos., Inc., 5.25%, due 01/30/30 144A	149,130
359,000	Bausch Health Cos., Inc., 6.13%, due 04/15/25 144A	364,629
329,000	Bausch Health Cos., Inc., 6.25%, due 02/15/29 144A	331,262
605,000	Berkshire Hathaway Energy Co., 3.70%, due 07/15/30 144A	710,774
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	120,101
1,312,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,897,717
105,000	BHP Billiton Finance USA, Ltd., 6.25% (5 year USD swap plus 4.97%), due 10/19/75(b) 144A	105,703
260,000	Biogen, Inc., 3.15%, due 05/01/50	251,536
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	589,134
1,099,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 02/15/23 144A	1,208,473
110,000	BMW US Capital LLC, 1.72% (3 mo. USD LIBOR plus 0.41%), due 04/12/21(b) 144A	109,674
140,000	BMW US Capital LLC, 2.95%, due 04/14/22 144A	145,127
310,000	BNP Paribas SA, 3.38%, due 01/09/25 144A	335,484
200,000	BNP Paribas SA, 4.38%, due 09/28/25 144A	220,866
631,000	Boeing Co. (The), 3.20%, due 03/01/29	625,190
185,000	Boeing Co. (The), 3.75%, due 02/01/50	166,396
295,000	Boeing Co. (The), 3.95%, due 08/01/59(e)	258,994
450,000	Boeing Co. (The), 5.04%, due 05/01/27	496,972
456,000	Boeing Co. (The), 5.81%, due 05/01/50	539,760
605,000	BP Capital Markets America, Inc., 2.94%, due 04/06/23	640,106
250,000	BPCE SA, 4.50%, due 03/15/25 144A	273,315
255,000	BPCE SA, 5.70%, due 10/22/23 144A	285,433

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
619,000	Brighthouse Financial, Inc., 3.70%, due 06/22/27(e)	631,606
715,000	Bristol-Myers Squibb Co., 2.25%, due 08/15/21 144A	728,728
55,000	Bristol-Myers Squibb Co., 4.13%, due 06/15/39 144A	70,214
230,000	Bristol-Myers Squibb Co., 4.25%, due 10/26/49 144A	304,819
135,000	Bristol-Myers Squibb Co., 5.00%, due 08/15/45 144A	188,747
90,516	British Airways Pass Through Trust, Series 2018-1, Class A, 4.13%, due 03/20/33 144A	74,511
257,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.13%, due 01/15/25	274,695
1,075,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, due 01/15/27	1,162,638
1,070,000	Broadcom, Inc., 3.15%, due 11/15/25 144A	1,140,215
1,046,000	Broadcom, Inc., 4.11%, due 09/15/28 144A	1,141,587
460,000	Broadcom, Inc., 4.70%, due 04/15/25 144A	518,869
469,000	Broadcom, Inc., 4.75%, due 04/15/29 144A	532,757
1,139,000	Broadcom, Inc., 5.00%, due 04/15/30 144A	1,311,666
32,000	Builders FirstSource, Inc., 5.00%, due 03/01/30 144A	30,155
63,000	Builders FirstSource, Inc., 6.75%, due 06/01/27 144A	64,681
140,000	C&W Senior Financing DAC, 6.88%, due 09/15/27 144A	139,357
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(h)	784,339
451,000	Cantor Fitzgerald, LP, 4.88%, due 05/01/24 144A	486,822
218,000	Capital One Financial Corp., 2.60%, due 05/11/23	228,348
1,595,000	Capital One Financial Corp., 3.30%, due 10/30/24	1,717,215
252,000	Capital One Financial Corp., 3.90%, due 01/29/24	274,226
181,000	Cargill, Inc., 1.38%, due 07/23/23 144A	184,199
180,000	Cargill, Inc., 2.13%, due 04/23/30 144A	188,934
1,000,000	Carlyle Holdings Finance LLC, 3.88%, due 02/01/23 144A	1,065,265
406,000	Carrier Global Corp., 2.24%, due 02/15/25 144A	415,549
188,000	Carrier Global Corp., 2.49%, due 02/15/27 144A	191,799
55,000	Catalent Pharma Solutions, Inc., 5.00%, due 07/15/27 144A	57,190
245,000	Caterpillar, Inc., 2.60%, due 04/09/30(e)	266,812
308,000	CC Holdings GS V LLC/Crown Castle GS III Corp. REIT, 3.85%, due 04/15/23	332,914
115,000	CCM Merger, Inc., 6.00%, due 03/15/22 144A	114,209
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	221,789
130,000	Cemex SAB de CV, 6.13%, due 05/05/25 144A	126,601
240,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	206,304
143,000	Centene Corp., 3.38%, due 02/15/30	144,612
103,000	Centene Corp., 4.25%, due 12/15/27	106,525
115,000	Centene Corp., 4.63%, due 12/15/29	121,613
284,000	Centene Corp., 5.38%, due 06/01/26 144A	295,566
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49	366,165
354,000	CenturyLink, Inc., 4.00%, due 02/15/27 144A	344,631
50,000	Charles River Laboratories International, Inc., 4.25%, due 05/01/28 144A	50,059
880,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	893,885
577,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	647,629
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22	5,335
904,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	1,004,659

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
270,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	319,327
675,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	841,544
1,964,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	2,600,738
883,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	1,171,615
643,000	Chevron Corp., 2.00%, due 05/11/27	673,925
1,790,000	Cigna Corp., 3.40%, due 03/01/27 144A	1,973,489
660,000	Cigna Corp., 4.38%, due 10/15/28	781,643
295,000	Cigna Corp., 4.80%, due 07/15/46 144A	371,276
245,000	Cigna Corp., 4.90%, due 12/15/48	323,484
185,000	Cimarex Energy Co., 4.38%, due 06/01/24	195,383
330,000	Cimpress Plc, 7.00%, due 06/15/26 144A	305,600
317,000	Cincinnati Bell, Inc., 7.00%, due 07/15/24 144A	324,327
555,000	Citigroup, Inc., 3.20%, due 10/21/26	608,856
2,487,000	Citigroup, Inc., 3.40%, due 05/01/26	2,759,807
625,000	Citigroup, Inc., 3.52% (3 mo. USD LIBOR plus 1.15%), due 10/27/28(b)	689,228
310,000	Citigroup, Inc., 3.67% (3 mo. USD LIBOR plus 1.39%), due 07/24/28(b)	345,847
1,585,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR plus 1.56%), due 01/10/28(b)	1,787,656
1,400,000	Citigroup, Inc., 4.08% (3 mo. USD LIBOR plus 1.19%), due 04/23/29(b)	1,598,306
180,000	Citigroup, Inc., 4.40%, due 06/10/25	201,700
440,000	Citigroup, Inc., 4.41% (SOFR plus 3.91%), due 03/31/31(b)	522,703
660,000	Citigroup, Inc., 4.60%, due 03/09/26	754,324
488,000	Citigroup, Inc., 4.70% (SOFR plus 3.23%)(b) (g)	434,625
150,000	Citigroup, Inc., 5.50%, due 09/13/25	178,078
130,000	Citigroup, Inc., 5.90% (3 mo. USD LIBOR plus 4.23%)(b) (g)	129,333
230,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.07%)(b) (g)	230,268
550,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.10%)(b) (g)	524,857
120,000	Citigroup, Inc., 6.13% (3 mo. USD LIBOR plus 4.48%)(b) (g)	118,223
426,000	Citigroup, Inc., 6.25% (3 mo. USD LIBOR plus 4.52%)(b) (g)	452,286
370,000	Citizens Bank NA, 2.25%, due 04/28/25	393,085
509,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	551,239
434,000	Citrix Systems, Inc., 3.30%, due 03/01/30	464,885
39,000	Clark Equipment Co., 5.88%, due 06/01/25 144A	40,048
45,000	Clean Harbors, Inc., 4.88%, due 07/15/27 144A	46,314
524,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14(h)	745,760
245,000	CNAC HK Finbridge Co., Ltd., 3.50%, due 07/19/22 144A	251,425
122,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	135,307
428,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	460,305
335,000	CNOOC Finance 2013, Ltd., 2.88%, due 09/30/29	356,447
599,000	Coca-Cola Co. (The), 4.20%, due 03/25/50	784,412
575,000	Colonial Enterprises, Inc., 3.25%, due 05/15/30 144A	627,366
153,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, due 08/15/26 144A	170,850
100,000	Colt Merger Sub, Inc., 5.75%, due 07/01/25(j) 144A	100,820
267,000	Comcast Corp., 3.10%, due 04/01/25	294,661
429,000	Comcast Corp., 3.30%, due 04/01/27	482,117

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
1,007,000	Comcast Corp., 3.40%, due 04/01/30	1,152,367
475,000	Comcast Corp., 3.45%, due 02/01/50	545,940
2,400,000	Comcast Corp., 3.95%, due 10/15/25	2,752,213
5,000	Comcast Corp., 3.97%, due 11/01/47	5,939
86,000	Comcast Corp., 4.00%, due 11/01/49	104,046
446,000	Comcast Corp., 4.05%, due 11/01/52	548,812
979,000	Comcast Corp., 4.15%, due 10/15/28	1,174,422
20,000	Comcast Corp., 6.50%, due 11/15/35	30,454
54,000	Commercial Metals Co., 5.38%, due 07/15/27	54,867
1,419,000	CommonSpirit Health, 2.76%, due 10/01/24	1,466,362
357,000	CommonSpirit Health, 4.19%, due 10/01/49	365,098
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	426,537
315,000	CommScope, Inc., 8.25%, due 03/01/27(e) 144A	324,280
130,000	Comunicaciones Celulares SA Via Comcel Trust, 6.88%, due 02/06/24 144A	133,286
940,000	Concho Resources, Inc., 3.75%, due 10/01/27	1,002,009
45,000	Concho Resources, Inc., 4.88%, due 10/01/47	50,631
326,000	Connect Finco SARL/Connect US Finco LLC, 6.75%, due 10/01/26 144A	309,504
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	78,005
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	432,761
137,000	Constellation Brands, Inc., 2.88%, due 05/01/30	145,522
934,994	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, due 10/19/23	886,294
700,000	Continental Resources, Inc., 4.50%, due 04/15/23	671,321
1,185,000	Cooperatieve Rabobank UA, 3.88%, due 09/26/23 144A	1,295,604
451,000	CoStar Group, Inc., 2.80%, due 07/15/30(j) 144A	462,524
1,876,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	2,077,334
1,750,000	Cox Communications, Inc., 3.50%, due 08/15/27 144A	1,934,890
536,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	575,823
250,000	Credit Agricole SA, 3.75%, due 04/24/23 144A	267,750
225,000	Credit Agricole SA, 7.88% (5 year USD swap plus 4.90%)(b) (g) 144A	244,947
275,000	Credit Suisse Group AG, 7.50% (5 year USD swap plus 4.60%)(b) (g) 144A	285,891
500,000	Credit Suisse Group Funding Guernsey, Ltd., 3.45%, due 04/16/21	511,896
125,000	Credito Real SAB de CV SOFOM ER, 9.13% (5 year CMT plus 7.03%)(b) (g) 144A	107,250
541,000	Crown Castle International Corp. REIT, 2.25%, due 01/15/31	547,185
510,000	Crown Castle International Corp. REIT, 3.30%, due 07/01/30	562,103
85,000	Crown Castle International Corp. REIT, 4.15%, due 07/01/50	100,061
338,000	CSC Holdings LLC, 5.75%, due 01/15/30 144A	352,502
130,000	CSC Holdings LLC, 5.88%, due 09/15/22	136,139
125,000	CSC Holdings LLC, 7.50%, due 04/01/28 144A	136,769
247,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	210,850
224,837	CSI Compressco, LP/CSI Compressco Finance, Inc., 10.00% (10.00% Cash or 7.25% Cash plus 3.50% PIK), due 04/01/26 144A	142,772
72,357	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	61,767
73,000	CVS Health Corp., 3.00%, due 08/15/26	80,004
705,000	CVS Health Corp., 3.70%, due 03/09/23	757,408
318,000	CVS Health Corp., 3.75%, due 04/01/30	367,114
455,000	CVS Health Corp., 4.10%, due 03/25/25	514,904
413,000	CVS Health Corp., 4.30%, due 03/25/28	483,346
50,000	CVS Health Corp., 4.78%, due 03/25/38	62,207

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		Corporate Debt — continued
424,000		CVS Health Corp., 5.05%, due 03/25/48	556,306
130,000		CVS Health Corp., 5.13%, due 07/20/45	167,761
695,680		CVS Pass-Through Trust, 6.94%, due 01/10/30	796,967
1,829,867		CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	2,281,670
220,000		Cydsa SAB de CV, 6.25%, due 10/04/27 144A	216,330
321,000		CyrusOne, LP/CyrusOne Finance Corp. REIT, 3.45%, due 11/15/29	334,686
1,135,000		Daimler Finance North America LLC, 2.55%, due 08/15/22 144A	1,165,126
180,000		Daimler Finance North America LLC, 2.70%, due 06/14/24(e) 144A	186,167
155,000		Daimler Finance North America LLC, 3.50%, due 08/03/25 144A	167,034
187,000		Danske Bank AS, 5.00%, due 01/12/22 144A	196,551
312,000		DaVita, Inc., 4.63%, due 06/01/30 144A	310,697
480,000		DaVita, Inc., 5.00%, due 05/01/25	491,280
70,000		DCP Midstream Operating, LP, 5.13%, due 05/15/29	67,275
226,000		DCP Midstream Operating, LP, 5.85% (3 mo. USD LIBOR plus 3.85%), due 05/21/43(b) 144A	159,171
77,000		Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	71,514
536,000		Dell International LLC/EMC Corp., 4.90%, due 10/01/26 144A	591,893
524,000		Dell International LLC/EMC Corp., 5.30%, due 10/01/29 144A	578,772
162,000		Dell International LLC/EMC Corp., 5.85%, due 07/15/25 144A	186,414
368,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46 144A	491,440
753,268		Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	739,877
1,448,000		Delta Air Lines Pass Through Trust, Series 2020-1, Class AA, 2.00%, due 12/10/29	1,386,350
570,000		Delta Air Lines, Inc., 2.90%, due 10/28/24	462,730
268,000		Delta Air Lines, Inc., 3.80%, due 04/19/23	239,545
315,000		Delta Air Lines, Inc., 4.38%, due 04/19/28	259,636
300,000		Deutsche Bank AG, 5.00%, due 02/14/22	313,296
375,000		Deutsche Bank AG, (MTN), 3.38%, due 05/12/21(e)	378,842
305,000	EUR	DH Europe Finance II SARL, 1.35%, due 09/18/39	327,607
560,000		Diageo Capital Plc, 2.13%, due 04/29/32	581,550
240,000		Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, due 08/15/27(e) 144A	128,407
865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	870,927
1,494,000		Digital Realty Trust, LP REIT, 3.70%, due 08/15/27	1,705,415
395,000		Discover Bank, 2.45%, due 09/12/24	414,270
517,000		Discover Financial Services, 3.95%, due 11/06/24	566,015
103,000		Discover Financial Services, 4.10%, due 02/09/27	112,673
268,000		Dollar General Corp., 3.50%, due 04/03/30	301,645
749,000		Dollar Tree, Inc., 4.20%, due 05/15/28	870,018
854,000		Dominion Energy, Inc., 2.72%, due 08/15/21(d)	873,154
115,000		Dominion Energy, Inc., 2.85%, due 08/15/26	123,629
271,000		Dominion Energy, Inc., 3.38%, due 04/01/30	299,751
186,000		DPL, Inc., 4.13%, due 07/01/25 144A	186,517
850,000		DTE Electric Co., 2.25%, due 03/01/30	895,946
411,000		Duke Energy Carolinas LLC, 3.95%, due 03/15/48	507,975
1,839,000		Duke Energy Corp., 3.55%, due 09/15/21	1,890,983
420,000		Duke Energy Florida LLC, 3.40%, due 10/01/46	469,148
195,000		Duke Energy Progress LLC, 3.70%, due 10/15/46	228,373
490,000		Duke University, Series 2020, 2.83%, due 10/01/55	517,220
357,000		DuPont de Nemours, Inc., 2.17%, due 05/01/23	364,124

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
471,000	eBay, Inc., 2.70%, due 03/11/30	499,803
138,000	Edgewell Personal Care Co., 5.50%, due 06/01/28 144A	142,054
178,000	EI du Pont de Nemours and Co., 1.70%, due 07/15/25	183,909
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	254,257
95,000	Eldorado Resorts, Inc., 6.00%, due 09/15/26	102,853
80,000	Eldorado Resorts, Inc., 7.00%, due 08/01/23	82,892
42,000	Embraer Netherlands Finance BV, 5.05%, due 06/15/25	37,344
250,000	Embraer Overseas, Ltd., 5.70%, due 09/16/23 144A	239,039
416,000	Emera US Finance, LP, 3.55%, due 06/15/26	467,837
285,000	Enbridge, Inc., 5.50% (3 mo. USD LIBOR plus 3.42%), due 07/15/77(b)	273,231
247,000	Enbridge, Inc., 6.25% (3 mo. USD LIBOR plus 3.64%), due 03/01/78(b)	243,726
148,000	Encompass Health Corp., 4.50%, due 02/01/28	142,200
450,000	Enel Finance International NV, 4.63%, due 09/14/25 144A	512,833
70,000	Energy Transfer Operating, LP, 4.20%, due 04/15/27	73,286
358,000	Energy Transfer Operating, LP, 4.25%, due 03/15/23	378,629
360,000	Energy Transfer Operating, LP, 5.15%, due 03/15/45	344,256
900,000	Energy Transfer Operating, LP, 5.50%, due 06/01/27	1,004,555
244,000	Energy Transfer Operating, LP, 5.88%, due 01/15/24	271,851
340,000	Energy Transfer Operating, LP, 6.25%, due 04/15/49	360,929
227,000	Enova International, Inc., 8.50%, due 09/15/25 144A	205,577
639,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD LIBOR plus 3.03%), due 08/16/77(b)	598,580
135,000	Equinix, Inc. REIT, 1.80%, due 07/15/27	135,603
499,000	Equinix, Inc. REIT, 3.20%, due 11/18/29	543,533
214,000	Equinix, Inc. REIT, 5.38%, due 05/15/27	233,969
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49* (k) (l)	—
460,000	Essential Utilities, Inc., 2.70%, due 04/15/30	481,962
1,320,000	Eversource Energy, 2.90%, due 10/01/24	1,417,436
285,000	Exelon Corp., 4.70%, due 04/15/50	364,200
1,128,000	Exelon Corp., 5.10%, due 06/15/45	1,459,910
389,000	Expedia Group, Inc., 3.25%, due 02/15/30	363,419
628,000	Expedia Group, Inc., 3.80%, due 02/15/28	601,908
565,000	Expedia Group, Inc., 5.00%, due 02/15/26	581,929
1,476,000	Exxon Mobil Corp., 1.57%, due 04/15/23	1,515,876
1,033,000	Exxon Mobil Corp., 2.99%, due 03/19/25	1,122,836
995,000	FedEx Corp., 4.05%, due 02/15/48	1,024,275
715,000	Ferguson Finance Plc, 4.50%, due 10/24/28 144A	794,855
137,000	Fifth Third Bancorp, 1.63%, due 05/05/23	140,617
219,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR plus 3.03%)(b) (g)	192,261
135,000	First Quantum Minerals, Ltd., 6.88%, due 03/01/26(e) 144A	128,225
200,000	First Quantum Minerals, Ltd., 7.50%, due 04/01/25 144A	191,823
194,000	FirstEnergy Corp., 2.65%, due 03/01/30	202,914
245,000	FirstEnergy Corp., 7.38%, due 11/15/31	358,267
1,260,000	Fiserv, Inc., 3.50%, due 07/01/29	1,419,091
200,000	FLIR Systems, Inc., 3.13%, due 06/15/21	203,300
915,000	Ford Motor Credit Co. LLC, 3.35%, due 11/01/22	879,800
1,049,000	Ford Motor Credit Co. LLC, 4.13%, due 08/04/25	998,202
565,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	551,392
525,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	531,153

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
202,000	Freedom Mortgage Corp., 8.13%, due 11/15/24(e) 144A	196,676
72,000	Freedom Mortgage Corp., 8.25%, due 04/15/25 144A	71,504
71,000	Gartner, Inc., 4.50%, due 07/01/28 144A	72,008
113,000	GCI LLC, 6.63%, due 06/15/24 144A	118,591
146,000	GCI LLC, 6.88%, due 04/15/25	150,912
1,355,000	GE Capital International Funding Co. Unlimited Co., 2.34%, due 11/15/20	1,363,880
1,162,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	1,182,782
820,000	General Dynamics Corp., 4.25%, due 04/01/50	1,066,101
446,000	General Electric Co., 4.35%, due 05/01/50	441,827
548,000	General Electric Co., (MTN), 5.55%, due 01/05/26	631,984
160,000	General Motors Financial Co., Inc., 2.17% (3 mo. USD LIBOR plus 0.85%), due 04/09/21(b)	159,059
605,000	General Motors Financial Co., Inc., 2.90%, due 02/26/25	603,239
120,000	General Motors Financial Co., Inc., 3.55%, due 04/09/21	121,458
856,000	General Motors Financial Co., Inc., 4.00%, due 01/15/25	895,354
1,199,000	General Motors Financial Co., Inc., 4.15%, due 06/19/23	1,253,744
304,000	General Motors Financial Co., Inc., 4.30%, due 07/13/25	317,143
535,000	General Motors Financial Co., Inc., 5.10%, due 01/17/24	572,222
313,000	General Motors Financial Co., Inc., 5.20%, due 03/20/23	334,721
44,000	GEO Group, Inc. (The) REIT, 6.00%, due 04/15/26(e)	33,961
1,064,000	Georgia-Pacific LLC, 1.75%, due 09/30/25 144A	1,098,468
921,000	Georgia-Pacific LLC, 2.30%, due 04/30/30 144A	960,659
416,000	GlaxoSmithKline Capital Plc, 3.00%, due 06/01/24	450,202
515,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 5.38%, due 04/15/26	563,876
161,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, due 05/01/24(e) 144A	137,269
1,200,000	Goldman Sachs Group, Inc. (The), 3.27% (3 mo. USD LIBOR plus 1.20%), due 09/29/25(b)	1,293,987
140,000	Goldman Sachs Group, Inc. (The), 3.50%, due 01/23/25	152,596
560,000	Goldman Sachs Group, Inc. (The), 3.69% (3 mo. USD LIBOR plus 1.51%), due 06/05/28(b)	627,705
85,000	Goldman Sachs Group, Inc. (The), 3.75%, due 02/25/26	94,871
1,131,000	Goldman Sachs Group, Inc. (The), 3.80%, due 03/15/30	1,286,441
320,000	Goldman Sachs Group, Inc. (The), 3.81% (3 mo. USD LIBOR plus 1.16%), due 04/23/29(b)	361,992
1,166,000	Goldman Sachs Group, Inc. (The), 3.85%, due 01/26/27	1,316,265
465,000	Goldman Sachs Group, Inc. (The), 4.37% (3 mo. USD LIBOR plus 3.92%)(b) (g)	430,919
125,000	Goldman Sachs Group, Inc. (The), 5.30% (3 mo. USD LIBOR plus 3.83%)(b) (g)	126,067
1,850,000	Goldman Sachs Group, Inc. (The), 5.75%, due 01/24/22	1,996,307
175,000	Greenko Dutch BV, 4.88%, due 07/24/22 144A	173,469
84,000	H&E Equipment Services, Inc., 5.63%, due 09/01/25(e)	85,041
104,000	Hanesbrands, Inc., 5.38%, due 05/15/25 144A	105,365
73,000	Harsco Corp., 5.75%, due 07/31/27 144A	73,367
209,000	HCA, Inc., 4.13%, due 06/15/29	230,800
333,000	HCA, Inc., 5.25%, due 04/15/25	382,151
227,000	HCA, Inc., 5.25%, due 06/15/26	262,574
50,000	HCA, Inc., 5.38%, due 02/01/25	53,703
150,000	HCA, Inc., 5.88%, due 02/01/29(e)	169,994
925,000	Healthpeak Properties, Inc. REIT, 3.25%, due 07/15/26	1,012,257

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
620,000	Healthpeak Properties, Inc. REIT, 4.25%, due 11/15/23	675,559
84,000	Hillenbrand, Inc., 5.75%, due 06/15/25	87,045
127,000	Hilton Domestic Operating Co., Inc., 4.88%, due 01/15/30	125,385
77,000	Hilton Domestic Operating Co., Inc., 5.75%, due 05/01/28 144A	78,107
777,000	Home Depot, Inc. (The), 3.30%, due 04/15/40	875,432
314,000	Howmet Aerospace, Inc., 5.13%, due 10/01/24	325,436
607,000	HSBC Holdings Plc, 3.95% (3 mo. USD LIBOR plus 0.99%), due 05/18/24(b)	652,614
260,000	HSBC Holdings Plc, 6.88% (5 year USD ICE swap plus 5.51%)(b) (g)	263,853
85,000	Huntington Ingalls Industries, Inc., 3.84%, due 05/01/25 144A	92,396
331,000	Huntington Ingalls Industries, Inc., 4.20%, due 05/01/30 144A	369,565
297,000	Huntington Ingalls Industries, Inc., 5.00%, due 11/15/25 144A	307,556
224,000	Husky Energy, Inc., 3.95%, due 04/15/22	228,945
1,668,000	Hyundai Capital America, 5.75%, due 04/06/23 144A	1,822,518
225,000	IHS Markit, Ltd., 4.00%, due 03/01/26 144A	247,571
125,000	IHS Markit, Ltd., 4.75%, due 02/15/25 144A	140,389
202,000	IHS Markit, Ltd., 4.75%, due 08/01/28	237,620
126,000	Infor, Inc., 1.75%, due 07/15/25 144A	126,676
331,000	ING Groep NV, 3.55%, due 04/09/24	360,620
200,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43 144A	149,502
1,002,000	Intel Corp., 3.75%, due 03/25/27	1,168,286
170,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	174,356
80,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30 144A	87,014
200,000	Israel Electric Corp., Ltd., 6.88%, due 06/21/23 144A	229,420
192,000	Jacobs Entertainment, Inc., 7.88%, due 02/01/24 144A	169,852
64,000	JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	64,868
385,000	JBS Investments II GmbH, 5.75%, due 01/15/28 144A	381,246
304,000	Jefferies Financial Group, Inc., 5.50%, due 10/18/23(e)	329,898
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	543,002
300,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, due 01/23/30	323,571
418,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, due 01/15/27	461,020
305,232	JetBlue Pass Through Trust, Series 2019-1, Class AA, 2.75%, due 11/15/33	290,906
532,000	JPMorgan Chase & Co., 2.52% (SOFR plus 2.04%), due 04/22/31(b)	563,072
620,000	JPMorgan Chase & Co., 2.95%, due 10/01/26	681,514
505,000	JPMorgan Chase & Co., 2.96% (SOFR plus 2.52%), due 05/13/31(b)	536,744
3,605,000	JPMorgan Chase & Co., 3.78% (3 mo. USD LIBOR plus 1.34%), due 02/01/28(b)	4,079,412
475,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR plus 1.25%), due 01/29/27(b)	541,459
625,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR plus 1.38%), due 11/15/48(b)	765,722
585,000	JPMorgan Chase & Co., 4.00% (SOFR plus 2.75%)(b) (e) (g)	517,775
340,000	JPMorgan Chase & Co., 4.01% (3 mo. USD LIBOR plus 1.12%), due 04/23/29(b)	392,731
2,450,000	JPMorgan Chase & Co., 4.20% (3 mo. USD LIBOR plus 1.26%), due 07/23/29(b)	2,875,539
555,000	JPMorgan Chase & Co., 4.49% (3 mo. USD LIBOR plus 3.80%)(b) (e) (g)	526,509
1,207,000	JPMorgan Chase & Co., 4.49% (SOFR plus 3.79%), due 03/24/31(b)	1,474,404
314,000	JPMorgan Chase & Co., 4.60% (SOFR plus 3.13%)(b) (g)	280,638
180,000	JPMorgan Chase & Co., 5.00% (SOFR plus 3.38%)(b) (g)	172,326
538,000	JPMorgan Chase & Co., 6.75% (3 mo. USD LIBOR plus 3.78%)(b) (g)	579,481
200,000	KazMunayGas National Co. JSC, 4.75%, due 04/24/25 144A	215,700
133,000	Keurig Dr Pepper, Inc., 3.20%, due 05/01/30	148,268
160,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	216,258
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,529,560

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
540,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	537,786
226,000	KLA Corp., 4.10%, due 03/15/29	266,905
360,000	Kraft Heinz Foods Co., 3.00%, due 06/01/26	363,118
27,000	Kraft Heinz Foods Co., 3.88%, due 05/15/27 144A	28,256
120,000	Kraft Heinz Foods Co., 4.88%, due 10/01/49 144A	122,388
115,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45	124,892
189,000	Kraft Heinz Foods Co., 5.50%, due 06/01/50 144A	202,222
129,000	Kratos Defense & Security Solutions, Inc., 6.50%, due 11/30/25 144A	134,308
225,000	Kroger Co. (The), 2.20%, due 05/01/30(e)	234,523
724,000	Kroger Co. (The), 4.00%, due 02/01/24	799,808
150,000	L Brands, Inc., 5.63%, due 10/15/23	142,153
510,000	Laboratory Corp. of America Holdings, 2.95%, due 12/01/29	542,068
47,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 5.25%, due 03/15/22 144A	44,796
88,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 5.25%, due 10/01/25 144A	76,194
397,000	Lam Research Corp., 2.88%, due 06/15/50	410,213
323,000	Lam Research Corp., 3.75%, due 03/15/26	369,515
232,000	Lam Research Corp., 4.88%, due 03/15/49(e)	322,262
19,000	Lamb Weston Holdings, Inc., 4.88%, due 05/15/28 144A	20,166
110,000	Laureate Education, Inc., 8.25%, due 05/01/25(e) 144A	114,468
201,000	Lazard Group LLC, 4.38%, due 03/11/29	225,135
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%(g) (k) (m)	165
890,000	Lehman Brothers Holdings, Inc., 6.50%, due 07/19/17(k) (m)	312
270,000	Lehman Brothers Holdings, Inc., (MTN), 6.75%, due 12/28/17(k) (m)	95
279,000	Level 3 Financing, Inc., 3.40%, due 03/01/27 144A	295,677
189,000	Levi Strauss & Co., 5.00%, due 05/01/25 144A	190,400
554,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	587,470
254,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	275,926
2,679,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	3,142,545
903,000	Lincoln National Corp., 3.40%, due 01/15/31	982,263
242,000	Lions Gate Capital Holdings LLC, 5.88%, due 11/01/24 144A	231,992
16,000	Lions Gate Capital Holdings LLC, 6.38%, due 02/01/24 144A	15,650
145,000	Liquid Telecommunications Financing Plc, 8.50%, due 07/13/22 144A	144,321
1,150,000	Lloyds Banking Group Plc, 2.44% (1 year CMT plus 1.00%), due 02/05/26(b)	1,188,545
824,000	Lloyds Banking Group Plc, 4.45%, due 05/08/25	932,689
298,000	Lloyds Banking Group Plc, 7.50% (5 year USD swap plus 4.76%)(b) (g)	309,777
712,000	Lockheed Martin Corp., 2.80%, due 06/15/50	751,546
713,000	Lockheed Martin Corp., 4.70%, due 05/15/46	975,259
212,000	Lowe’s Cos., Inc., 5.00%, due 04/15/40	277,340
304,000	Lowe’s Cos., Inc., 5.13%, due 04/15/50	416,676
284,000	LSC Communications, Inc., 8.75%, due 10/15/23(m) 144A	28,400
380,000	LYB International Finance III LLC, 4.20%, due 05/01/50	410,799
185,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR plus 3.52%)(b) (g)	184,575
280,000	Macquarie Bank, Ltd., 3.62%, due 06/03/30 144A	294,196
270,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	298,802
1,484,000	Macquarie Group, Ltd., 4.15% (3 mo. USD LIBOR plus 1.33%), due 03/27/24(b) 144A	1,594,519
106,000	Macy’s, Inc., 8.38%, due 06/15/25 144A	105,721
325,000	Magellan Midstream Partners, LP, 3.25%, due 06/01/30	344,849

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	57,662
200,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	222,427
127,000	Magna International, Inc., 2.45%, due 06/15/30	130,048
115,000	Markel Corp., 4.15%, due 09/17/50	127,630
400,000	Martin Marietta Materials, Inc., 2.50%, due 03/15/30	403,487
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	250,884
445,000	Marvell Technology Group, Ltd., 4.88%, due 06/22/28	535,995
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(h)	674,360
605,000	Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50 144A	623,745
480,000	Mastercard, Inc., 3.35%, due 03/26/30	556,023
258,000	Mastercard, Inc., 3.85%, due 03/26/50	322,464
162,000	Match Group, Inc., 4.13%, due 08/01/30(e) 144A	158,886
46,000	Mauser Packaging Solutions Holding Co., 8.50%, due 04/15/24 144A	48,358
801,000	McDonald’s Corp., (MTN), 3.50%, due 07/01/27	910,924
321,000	MDC Partners, Inc., 6.50%, due 05/01/24 144A	299,533
445,000	MEDNAX, Inc., 5.25%, due 12/01/23 144A	443,934
154,000	MEDNAX, Inc., 6.25%, due 01/15/27(e) 144A	154,532
395,000	Meredith Corp., 6.88%, due 02/01/26(e)	329,876
198,000	Methanex Corp., 4.25%, due 12/01/24	180,923
260,000	Methanex Corp., 5.25%, due 12/15/29	230,672
355,000	MetLife, Inc., 6.40%, due 12/15/66	419,913
200,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	177,859
103,000	MGIC Investment Corp., 5.75%, due 08/15/23	106,723
95,000	Microchip Technology, Inc., 4.25%, due 09/01/25 144A	95,695
864,000	Microchip Technology, Inc., 4.33%, due 06/01/23	932,798
496,000	Micron Technology, Inc., 2.50%, due 04/24/23	515,909
833,000	Micron Technology, Inc., 4.19%, due 02/15/27	923,786
155,000	Micron Technology, Inc., 4.98%, due 02/06/26	178,006
765,000	Micron Technology, Inc., 5.33%, due 02/06/29	916,471
288,000	Microsoft Corp., 2.53%, due 06/01/50	301,960
295,000	Microsoft Corp., 2.67%, due 06/01/60	308,793
950,000	Moody’s Corp., 3.25%, due 05/20/50	1,023,764
895,000	Morgan Stanley, 2.19% (SOFR plus 1.99%), due 04/28/26(b)	932,950
945,000	Morgan Stanley, 3.59% (3 mo. USD LIBOR plus 1.34%), due 07/22/28(b)	1,063,971
921,000	Morgan Stanley, 3.88%, due 04/29/24	1,018,968
325,000	Morgan Stanley, 4.83% (3 mo. USD LIBOR plus 3.61%)(b) (g)	292,492
785,000	Morgan Stanley, (MTN), 2.70% (SOFR plus 1.14%), due 01/22/31(b)	832,593
1,301,000	Morgan Stanley, (MTN), 3.13%, due 07/27/26	1,435,291
1,311,000	Morgan Stanley, (MTN), 3.62% (SOFR plus 3.12%), due 04/01/31(b)	1,500,774
620,000	Morgan Stanley, (MTN), 3.77% (3 mo. USD LIBOR plus 1.14%), due 01/24/29(b)	706,339
230,000	Morgan Stanley, (MTN), 3.88%, due 01/27/26	260,375
1,000,000	Morgan Stanley, (MTN), 4.35%, due 09/08/26	1,154,032
595,000	Motorola Solutions, Inc., 4.60%, due 02/23/28	677,137
109,000	Motorola Solutions, Inc., 4.60%, due 05/23/29	125,877
258,000	MPLX, LP, 4.00%, due 03/15/28	272,053
86,000	MPLX, LP, 4.25%, due 12/01/27	93,383
250,000	MPLX, LP, 4.50%, due 04/15/38	250,346
25,000	MPLX, LP, 5.20%, due 03/01/47	26,366
160,000	MPLX, LP, 5.25%, due 01/15/25	166,395

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
813,000	MPLX, LP, 6.88% (3 mo. USD LIBOR plus 4.65%)(b) (e) (g)	731,478
145,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	145,073
154,000	Murphy Oil Corp., 5.75%, due 08/15/25	138,231
435,000	Mylan, Inc., 5.20%, due 04/15/48	541,748
450,000	Mylan, Inc., 5.40%, due 11/29/43	564,802
110,000	National CineMedia LLC, 5.88%, due 04/15/28 144A	90,798
62,000	Nationstar Mortgage Holdings, Inc., 6.00%, due 01/15/27 144A	59,007
102,000	Nationstar Mortgage Holdings, Inc., 8.13%, due 07/15/23 144A	104,938
83,000	Nationstar Mortgage Holdings, Inc., 9.13%, due 07/15/26(e) 144A	87,850
220,000	Nationwide Building Society, 3.62% (3 mo. USD LIBOR plus 1.18%), due 04/26/23(b) 144A	228,709
295,000	Natura Cosmeticos SA, 5.38%, due 02/01/23 144A	299,794
200,000	NBM US Holdings, Inc., 6.63%, due 08/06/29 144A	203,565
630,000	Netflix, Inc., 4.88%, due 04/15/28	674,667
174,000	Netflix, Inc., 4.88%, due 06/15/30 144A	187,083
59,000	Netflix, Inc., 5.38%, due 11/15/29 144A	64,698
425,000	Netflix, Inc., 5.88%, due 11/15/28	484,727
445,000	New England Power Co., 3.80%, due 12/05/47 144A	515,828
226,000	New York Life Insurance Co., 3.75%, due 05/15/50 144A	255,938
100,000	Newfield Exploration Co., 5.38%, due 01/01/26	93,752
435,000	Newmont Corp., 2.25%, due 10/01/30	441,841
150,000	Newmont Corp., 2.80%, due 10/01/29	158,508
265,000	Newmont Corp., 3.63%, due 06/09/21	270,594
905,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	934,080
638,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	724,282
207,000	NextEra Energy Operating Partners, LP, 3.88%, due 10/15/26 144A	207,185
75,000	NextEra Energy Operating Partners, LP, 4.50%, due 09/15/27(e) 144A	78,618
718,000	NIKE, Inc., 2.75%, due 03/27/27	791,640
574,000	NIKE, Inc., 3.25%, due 03/27/40	643,843
220,000	Nippon Life Insurance Co., 5.10% (5 year USD ICE swap plus 3.65%), due 10/16/44(b) 144A	245,022
670,000	NiSource, Inc., 3.49%, due 05/15/27	758,817
173,000	NiSource, Inc., 3.60%, due 05/01/30	198,564
195,000	Nissan Motor Acceptance Corp., 3.45%, due 03/15/23 144A	193,982
115,000	Norbord, Inc., 6.25%, due 04/15/23 144A	121,193
43,000	Nordstrom, Inc., 8.75%, due 05/15/25 144A	46,312
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	1,262,348
195,000	Northern States Power Co., 3.60%, due 09/15/47	229,129
880,000	Northern Trust Corp., 1.95%, due 05/01/30	910,108
392,000	Northrop Grumman Corp., 5.25%, due 05/01/50	564,754
300,000	NOVA Chemicals Corp., 4.88%, due 06/01/24 144A	280,532
160,000	NRG Energy, Inc., 3.75%, due 06/15/24 144A	169,969
1,067,000	Nutrien, Ltd., 1.90%, due 05/13/23	1,101,863
315,000	Nutrien, Ltd., 4.90%, due 06/01/43	373,458
334,000	NVIDIA Corp., 2.85%, due 04/01/30	372,352
1,385,000	NXP BV/NXP Funding LLC, 4.63%, due 06/01/23 144A	1,520,252
224,000	NXP BV/NXP Funding LLC, 4.88%, due 03/01/24 144A	250,296
921,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25 144A	966,977
130,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, due 05/01/30 144A	140,161

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
222,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26 144A	248,810
4,576,000	Occidental Petroleum Corp., 8.00%, due 10/10/36(f)	1,944,800
510,000	ONE Gas, Inc., 2.00%, due 05/15/30	519,476
107,000	ONEOK Partners, LP, 4.90%, due 03/15/25	116,231
655,000	ONEOK, Inc., 3.10%, due 03/15/30(e)	627,973
390,000	ONEOK, Inc., 4.45%, due 09/01/49	362,431
200,000	ONEOK, Inc., 4.95%, due 07/13/47	196,035
200,000	Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, due 02/11/25 144A	185,775
1,542,000	Oracle Corp., 2.50%, due 04/01/25	1,653,342
754,000	Oracle Corp., 2.95%, due 04/01/30	841,438
352,000	Otis Worldwide Corp., 2.06%, due 04/05/25 144A	369,693
265,000	Ovintiv, Inc., 6.50%, due 08/15/34	236,961
321,000	Owens Corning, 3.95%, due 08/15/29	350,102
350,000	Owens Corning, 4.30%, due 07/15/47	356,725
146,000	Owens-Brockway Glass Container, Inc., 6.63%, due 05/13/27 144A	152,114
155,000	Oztel Holdings SPC, Ltd., 6.63%, due 04/24/28 144A	153,838
265,000	PacifiCorp, 2.70%, due 09/15/30	289,841
110,000	PacifiCorp, 3.30%, due 03/15/51	120,993
1,057,000	PayPal Holdings, Inc., 1.35%, due 06/01/23	1,078,395
582,000	PayPal Holdings, Inc., 2.85%, due 10/01/29	634,343
205,000	PECO Energy Co., 3.70%, due 09/15/47	242,776
580,000	Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	653,781
2,450,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.90%, due 02/01/24 144A	2,615,217
525,000	PepsiCo, Inc., 3.63%, due 03/19/50	633,703
887,000	Petrobras Global Finance BV, 5.09%, due 01/15/30 144A	885,226
185,000	Petrobras Global Finance BV, 5.75%, due 02/01/29(e)	190,251
408,000	Petrobras Global Finance BV, 6.90%, due 03/19/49(e)	430,644
25,000	Petroleos Mexicanos, 5.50%, due 01/21/21(e)	25,000
76,000	Petroleos Mexicanos, 6.35%, due 02/12/48	56,532
270,000	Petroleos Mexicanos, 6.50%, due 03/13/27(e)	244,077
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	196,094
520,000	Petroleos Mexicanos, 6.75%, due 09/21/47	400,728
380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	359,136
115,000	Petroleos Mexicanos, 7.69%, due 01/23/50(e) 144A	96,192
1,067,000	Pfizer, Inc., 2.55%, due 05/28/40	1,106,451
106,000	Phillips 66, 3.70%, due 04/06/23	113,388
1,006,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	1,075,006
774,000	Phillips 66 Partners, LP, 3.75%, due 03/01/28	827,234
31,000	Picasso Finance Sub, Inc., 6.13%, due 06/15/25 144A	31,775
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	165,575
855,000	Plains All American Pipeline, LP/PAA Finance Corp., 3.55%, due 12/15/29	834,643
65,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44(e)	59,449
50,000	Plains All American Pipeline, LP/PAA Finance Corp., 5.15%, due 06/01/42	48,563
541,000	PNC Financial Services Group, Inc. (The), 2.20%, due 11/01/24	573,936
63,000	PNC Financial Services Group, Inc. (The), 3.15%, due 05/19/27	70,444
146,000	PNC Financial Services Group, Inc. (The), 3.50%, due 01/23/24	159,712
215,000	PNC Financial Services Group, Inc. (The), 4.85% (3 mo. USD LIBOR plus 3.04%)(b) (g)	207,708
479,000	PNC Financial Services Group, Inc. (The), 6.75% (3 mo. USD LIBOR plus 3.68%)(b) (g)	475,480

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
166,000	Post Holdings, Inc., 5.50%, due 12/15/29 144A	171,944
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	639,499
136,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	128,559
612,000	Procter & Gamble Co. (The), 3.55%, due 03/25/40	737,430
265,000	Prosus NV, 5.50%, due 07/21/25 144A	300,510
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	96,379
726,000	Prudential Financial, Inc., 5.88% (3 mo. USD LIBOR plus 4.18%), due 09/15/42(b)	773,989
48,000	PTC, Inc., 4.00%, due 02/15/28 144A	47,646
195,000	Public Service Electric & Gas Co., (MTN), 2.70%, due 05/01/50	202,557
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27	491,471
315,000	Public Service Electric & Gas Co., (MTN), 3.20%, due 05/15/29	355,591
1,700,000	Public Service Enterprise Group, Inc., 2.88%, due 06/15/24	1,816,988
85,000	Qorvo, Inc., 5.50%, due 07/15/26	88,546
205,000	Quicken Loans, Inc., 5.75%, due 05/01/25 144A	210,103
350,000	QVC, Inc., 4.38%, due 03/15/23	351,715
125,000	QVC, Inc., 5.13%, due 07/02/22	126,850
130,000	QVC, Inc., 5.45%, due 08/15/34	118,205
87,000	Radian Group, Inc., 4.50%, due 10/01/24	84,272
270,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, due 02/15/25(e) 144A	269,691
128,000	Raymond James Financial, Inc., 4.65%, due 04/01/30	152,839
330,000	Realty Income Corp. REIT, 3.25%, due 01/15/31	357,815
201,000	Rede D’or Finance Sarl, 4.50%, due 01/22/30 144A	177,194
62,000	Refinitiv US Holdings, Inc., 8.25%, due 11/15/26 144A	67,207
38,000	Refinitiv US Holdings, Inc., 6.25%, due 05/15/26 144A	40,368
905,000	Regions Financial Corp., 2.25%, due 05/18/25	948,840
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29 144A	196,289
926,000	Royal Bank of Scotland Group Plc, 3.88%, due 09/12/23	998,965
210,000	Royal Bank of Scotland Group Plc, 4.45% (3 mo. USD LIBOR plus 1.87%), due 05/08/30(b)	243,815
430,000	Royal Bank of Scotland Group Plc, 6.00% (5 year CMT plus 5.63%)(b) (g)	436,665
643,000	Royal Bank of Scotland Group Plc, 8.63% (5 year USD swap plus 7.60%)(b) (g)	669,987
1,200,000	Ryder System, Inc., (MTN), 3.75%, due 06/09/23	1,281,050
189,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	203,010
219,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	245,236
506,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	594,977
110,000	Sabra Health Care LP REIT, 4.80%, due 06/01/24	110,357
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	311,782
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	351,274
717,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	745,935
217,000	Santander Holdings USA, Inc., 3.40%, due 01/18/23	225,801
651,000	Santander Holdings USA, Inc., 3.45%, due 06/02/25	678,891
677,000	Santander Holdings USA, Inc., 3.50%, due 06/07/24	712,495
128,000	Santander Holdings USA, Inc., 4.40%, due 07/13/27	138,800
227,000	Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	247,065
200,000	SASOL Financing USA LLC, 5.88%, due 03/27/24	179,000
200,000	SASOL Financing USA LLC, 6.50%, due 09/27/28	177,832
347,000	SBA Communications Corp. REIT, 3.88%, due 02/15/27 144A	346,464
322,000	SBA Tower Trust REIT, 2.84%, due 01/15/25 144A	333,079

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
385,000	SBA Tower Trust REIT, 3.72%, due 04/09/48 144A	400,370
350,000	Seagate HDD Cayman, 4.09%, due 06/01/29 144A	367,561
405,000	Seagate HDD Cayman, 4.13%, due 01/15/31 144A	426,458
193,000	Select Medical Corp., 6.25%, due 08/15/26 144A	195,544
962,000	Shell International Finance BV, 2.38%, due 04/06/25	1,022,325
979,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	1,087,176
145,000	Simmons Foods, Inc., 5.75%, due 11/01/24 144A	138,128
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,202,408
270,000	Sinopec Group Overseas Development 2018, Ltd., 3.68%, due 08/08/49 144A	309,539
386,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	395,085
198,000	Sirius XM Radio, Inc., 5.38%, due 07/15/26 144A	205,107
195,000	Societe Generale SA, 7.38% (5 year USD swap plus 6.24%)(b) (g) 144A	197,129
204,000	SoftBank Group Corp., Reg S, 6.88% (5 year USD ICE swap plus 4.85%)(b) (g) (i)	191,117
200,000	Sotheby’s, 7.38%, due 10/15/27(e) 144A	189,338
335,000	Southern California Edison Co., 4.00%, due 04/01/47	382,392
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,461,766
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,323,240
755,000	Southwest Airlines Co., 2.63%, due 02/10/30	679,263
62,000	Springleaf Finance Corp., 6.88%, due 03/15/25	63,752
120,000	Springleaf Finance Corp., 8.88%, due 06/01/25	128,511
225,000	Sprint Corp., 7.88%, due 09/15/23	253,686
148,438	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, due 03/20/23 144A	150,478
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	25,416
62,000	Standard Industries, Inc., 5.00%, due 02/15/27 144A	62,955
1,119,000	Starbucks Corp., 1.30%, due 05/07/22	1,135,439
308,000	Starbucks Corp., 2.00%, due 03/12/27	324,654
438,000	Starbucks Corp., 2.25%, due 03/12/30	450,864
330,000	State Street Corp., 3.15% (SOFR plus 2.65%), due 03/30/31(b) 144A	371,135
18,000	Stearns Holdings LLC/Escrow, 9.38%, due 08/15/20(k) (l)	1,554
473	Stearns Holdings LLC/Stearns Co-Issuer, Inc., 5.00%, due 11/05/24 144A	286
62,000	Steel Dynamics, Inc., 3.25%, due 01/15/31	63,375
186,000	Stifel Financial Corp., 4.25%, due 07/18/24	197,790
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23	953,980
399,000	Sunoco Logistics Partners Operations, LP, 3.90%, due 07/15/26	419,421
150,000	Sunoco Logistics Partners Operations, LP, 5.30%, due 04/01/44	143,947
367,000	Sunoco Logistics Partners Operations, LP, 5.40%, due 10/01/47	367,706
248,000	Syngenta Finance NV, 4.44%, due 04/24/23 144A	260,490
113,000	Sysco Corp., 5.95%, due 04/01/30	142,208
311,000	T-Mobile USA, Inc., 1.50%, due 02/15/26 144A	311,756
537,000	T-Mobile USA, Inc., 2.05%, due 02/15/28 144A	538,595
179,000	T-Mobile USA, Inc., 2.55%, due 02/15/31 144A	180,078
489,000	T-Mobile USA, Inc., 3.50%, due 04/15/25 144A	533,140
579,000	T-Mobile USA, Inc., 3.88%, due 04/15/30 144A	645,489
325,000	T-Mobile USA, Inc., 4.50%, due 04/15/50 144A	387,637
466,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 5.88%, due 04/15/26	462,430
207,000	Target Corp., 2.25%, due 04/15/25	221,637
110,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	114,182

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
150,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 03/01/24 144A	154,297
672,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	800,272
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	51,244
40,000	Team Health Holdings, Inc., 6.38%, due 02/01/25 144A	23,346
161,000	Tech Data Corp., 3.70%, due 02/15/22	164,697
224,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, due 07/15/23 144A	197,704
173,000	Telecom Argentina SA, 6.50%, due 06/15/21 144A	161,366
158,000	Telecom Argentina SA, 8.00%, due 07/18/26 144A	141,648
325,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	387,806
205,000	Telecom Italia SpA, 5.30%, due 05/30/24 144A	214,570
891,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	935,652
200,000	Telefonica Celular del Paraguay SA, 5.88%, due 04/15/27 144A	209,000
90,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 06/01/25 144A	91,405
169,000	Tervita Corp., 7.63%, due 12/01/21 144A	133,141
612,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	548,738
1,354,000	Textron, Inc., 3.00%, due 06/01/30	1,350,880
70,000	Time Warner Cable LLC, 4.13%, due 02/15/21	70,805
347,000	TJX Cos., Inc., 3.50%, due 04/15/25	386,686
439,000	TJX Cos., Inc., 3.88%, due 04/15/30	516,955
471,000	Toronto-Dominion Bank (The), (MTN), 3.25%, due 03/11/24	513,526
2,018,000	Toyota Motor Credit Corp., (MTN), 3.00%, due 04/01/25	2,194,693
171,000	TransCanada PipeLines, Ltd., 4.25%, due 05/15/28	195,894
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50 144A	149,833
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	570,413
603,000	TransDigm, Inc., 5.50%, due 11/15/27 144A	527,911
55,000	Trident TPI Holdings, Inc., 6.63%, due 11/01/25 144A	52,450
1,040,000	Truist Bank, 2.25%, due 03/11/30	1,051,069
225,000	Twin River Worldwide Holdings, Inc., 6.75%, due 06/01/27 144A	214,551
61,000	Twitter, Inc., 3.88%, due 12/15/27 144A	61,159
430,000	Tyson Foods, Inc., 5.10%, due 09/28/48	553,970
259,000	Uber Technologies, Inc., 7.50%, due 05/15/25 144A	262,076
444,000	Uber Technologies, Inc., 7.50%, due 09/15/27 144A	446,129
1,897,000	UBS Group AG, 4.13%, due 04/15/26 144A	2,162,168
185,000	UBS Group AG, 7.00% (5 year USD swap plus 4.34%)(b) (g) 144A	192,297
200,000	UBS Group AG, Reg S, 6.88% (5 year USD swap plus 5.50%)(b) (g) (i)	202,937
2,570,175	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.00%, due 10/11/27	2,364,031
305,040	United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, due 03/03/28	279,024
106,881	United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, due 03/03/24	94,334
227,439	United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, due 01/07/30	190,044
183,972	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.65%, due 07/07/27	136,446
89,729	United Airlines Pass Through Trust, Series 2018-1, Class B, 4.60%, due 09/01/27	67,578
204,576	United Airlines Pass Through Trust, Series 2019-1 Class A, 4.55%, due 08/25/31	170,053
296,000	United Parcel Service, Inc., 3.90%, due 04/01/25	336,258
268,000	United Parcel Service, Inc., 5.30%, due 04/01/50(e)	387,352
142,000	United Rentals North America, Inc., 3.88%, due 11/15/27	141,885
616,000	United Rentals North America, Inc., 4.88%, due 01/15/28	632,364

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
35,000	United Rentals North America, Inc., 5.25%, due 01/15/30	36,219
225,000	United Rentals North America, Inc., 5.50%, due 05/15/27	232,635
5,000	United Rentals North America, Inc., 5.88%, due 09/15/26	5,246
200,000	Universal Health Services, Inc., 4.75%, due 08/01/22 144A	200,623
210,000	Universal Health Services, Inc., 5.00%, due 06/01/26 144A	215,935
120,000	University of Chicago (The), 2.76%, due 04/01/45	125,299
263,000	Univision Communications, Inc., 6.63%, due 06/01/27 144A	252,151
179,000	Upjohn, Inc., 1.65%, due 06/22/25 144A	182,728
179,000	Upjohn, Inc., 2.30%, due 06/22/27 144A	184,935
179,000	Upjohn, Inc., 2.70%, due 06/22/30 144A	184,099
325,000	Upjohn, Inc., 3.85%, due 06/22/40 144A	350,477
78,766	US Airways Pass Through Trust, Series 2010-1, Class A, 6.25%, due 10/22/24	67,289
93,726	US Airways Pass Through Trust, Series 2012-1, Class A, 5.90%, due 04/01/26	86,399
1,100,711	US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, due 12/03/26	934,707
490,000	Valero Energy Corp., 3.40%, due 09/15/26(e)	536,746
125,000	Valvoline, Inc., 4.25%, due 02/15/30 144A	123,340
275,000	Vector Group, Ltd., 6.13%, due 02/01/25 144A	264,857
216,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	223,208
140,000	VeriSign, Inc., 4.75%, due 07/15/27	147,393
162,000	VeriSign, Inc., 5.25%, due 04/01/25	179,837
878,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	996,781
85,000	Verizon Communications, Inc., 3.00%, due 03/22/27	94,435
235,000	Verizon Communications, Inc., 4.40%, due 11/01/34	292,918
1,701,000	Verizon Communications, Inc., 4.86%, due 08/21/46	2,313,693
1,000,000	ViacomCBS, Inc., 3.70%, due 08/15/24	1,086,953
500,000	ViacomCBS, Inc., 4.38%, due 03/15/43	523,612
36,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.63%, due 12/01/29 144A	35,161
1,400,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	1,558,255
173,000	VISA, Inc., 2.70%, due 04/15/40	185,678
460,000	Vistra Operations Co. LLC, 3.55%, due 07/15/24 144A	475,056
336,000	Vistra Operations Co. LLC, 3.70%, due 01/30/27 144A	346,206
340,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	357,764
135,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	136,654
361,000	VMware, Inc., 4.50%, due 05/15/25	395,395
546,000	Vodafone Group Plc, 7.00% (5 year USD swap plus 4.87%), due 04/04/79(b)	640,099
475,000	Volkswagen Group of America Finance LLC, 2.90%, due 05/13/22 144A	490,603
933,000	Volkswagen Group of America Finance LLC, 4.63%, due 11/13/25 144A	1,061,998
510,000	Voya Financial, Inc., 5.65% (3 mo. USD LIBOR plus 3.58%), due 05/15/53(b)	514,715
1,178,000	Voya Financial, Inc., 3.13%, due 07/15/24	1,261,326
275,000	Vulcan Materials Co., 3.50%, due 06/01/30	299,936
598,000	Walt Disney Co. (The), 4.70%, due 03/23/50	774,303
878,000	Wells Fargo & Co., 2.19% (SOFR plus 2.00%), due 04/30/26(b)	908,863
410,000	Wells Fargo & Co., 3.07% (SOFR plus 2.53%), due 04/30/41(b)	429,263
962,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR plus 3.99%)(b) (g)	1,001,776
584,000	Wells Fargo & Co., (MTN), 2.39% (SOFR plus 2.10%), due 06/02/28(b)	603,974
765,000	Wells Fargo & Co., (MTN), 2.57% (3 mo. USD LIBOR plus 1.00%), due 02/11/31(b)	801,479
328,000	Western Digital Corp., 4.75%, due 02/15/26	339,477
288,000	Williams Cos., Inc. (The), 3.75%, due 06/15/27	308,520
756,000	Williams Cos., Inc. (The), 4.55%, due 06/24/24	839,177

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Corporate Debt — continued
95,000	Williams Cos., Inc. (The), 5.75%, due 06/24/44	110,172
117,000	WMG Acquisition Corp., 5.50%, due 04/15/26(e) 144A	121,476
159,000	WPX Energy, Inc., 4.50%, due 01/15/30	140,229
50,000	WPX Energy, Inc., 5.25%, due 09/15/24	49,406
216,000	WPX Energy, Inc., 5.25%, due 10/15/27(e)	202,150
185,000	WR Berkley Corp., 4.00%, due 05/12/50	203,834
124,000	WR Grace & Co., 4.88%, due 06/15/27 144A	126,236
135,000	Wyndham Destinations, Inc., 4.63%, due 03/01/30 144A	124,432
34,000	XPO Logistics, Inc., 6.25%, due 05/01/25 144A	35,679
116,000	XPO Logistics, Inc., 6.50%, due 06/15/22 144A	116,403
610,000	Yale University, Series 2020, 2.40%, due 04/15/50	629,243
153,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	155,710
581,000	Zimmer Biomet Holdings, Inc., 3.05%, due 01/15/26	625,078

		410,341,746

	Mortgage Backed Securities - Private Issuers — 10.1%
1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,906,738
433,610	Arroyo Mortgage Trust CMO, Series 2018-1, Class A1, 3.76%, due 04/25/48(c) 144A	447,121
271,756	Arroyo Mortgage Trust CMO, Series 2019-2, Class A1, 3.35%, due 04/25/49(c) 144A	279,275
179,391	Arroyo Mortgage Trust CMO, Series 2019-3, Class A1, 2.96%, due 10/25/48(c) 144A	183,995
147,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.84%, due 11/05/32(c) 144A	94,770
1,200,000	BANK, Series 2019-BNK20, Class A2, 2.76%, due 09/15/62	1,312,446
850,000	BANK, Series 2019-BNK23, Class A2, 2.67%, due 12/15/52	925,445
1,806,000	BANK, Series 2020-BNK26, Class A2, 2.04%, due 03/15/63	1,853,712
1,800,000	BANK, Series 2020-BNK26, Class A3, 2.16%, due 03/15/63	1,878,952
200,000	BBCMS Mortgage Trust, Series 2015-SRCH, Class D, 5.12%, due 08/10/35(c) 144A	211,900
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 0.91% (1 mo. USD LIBOR plus 0.72%), due 03/15/37(b) 144A	2,862,592
207,000	BBCMS Mortgage Trust, Series 2018-TALL, Class E, 2.62% (1 mo. USD LIBOR plus 2.44%), due 03/15/37(b) 144A	178,353
193,000	BBCMS Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	205,393
130,000	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	136,654
109,396	Bellemeade Re, Ltd. CMO, Series 2018-1A, Class M1B, 1.78% (1 mo. USD LIBOR plus 1.60%), due 04/25/28(b) 144A	108,351
67,286	Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1A, 1.28% (1 mo. USD LIBOR plus 1.10%), due 07/25/29(b) (n)	67,206
150,000	Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1B, 1.78% (1 mo. USD LIBOR plus 1.60%), due 07/25/29(b) 144A	146,827
220,000	Bellemeade Re, Ltd. CMO, Series 2020-1A, Class M1A, 2.85% (1 mo. USD LIBOR plus 2.65%), due 06/25/30(b) 144A	220,588
150,000	Bellemeade Re, Ltd. CMO, Series 2020-1A, Class M1B, 3.60% (1 mo. USD LIBOR plus 3.40%), due 06/25/30(b) 144A	150,000
235,000	Benchmark Mortgage Trust, Series 2019-B10, Class A2, 3.61%, due 03/15/62	254,017
235,000	Benchmark Mortgage Trust, Series 2019-B11, Class A2, 3.41%, due 05/15/52	252,637
320,000	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	340,210
270,000	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	285,673
324,000	Benchmark Mortgage Trust, Series 2019-B14, Class A2, 2.91%, due 12/15/62	344,427

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,469,608
657,000	Benchmark Mortgage Trust, Series 2019-B15, Class A5, 2.93%, due 12/15/72	729,036
600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	620,606
1,800,000	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	1,899,406
131,484	BRAVO Residential Funding Trust CMO, Series 2019-NQM1, Class A1, 2.67%, due 07/25/59(c) 144A	134,311
215,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class D, 1.51% (1 mo. USD LIBOR plus 1.32%), due 03/15/37(b) 144A	206,015
1,621,315	BX Commercial Mortgage Trust, Series 2019-XL, Class A, 1.10% (1 mo. USD LIBOR plus 0.92%), due 10/15/36(b) 144A	1,613,251
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,291,033
998,998	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/52(c)	1,020,678
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	746,168
2,500,000	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,631,874
219,250	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 2.33% (1 mo. USD LIBOR plus 2.15%), due 07/15/32(b) 144A	214,480
537,608	CIM Trust CMO, Series 2017-3, Class A1, 2.17% (1 mo. USD LIBOR plus 2.00%), due 01/25/57(b) 144A	538,753
500,000	CIM Trust CMO, Series 2017-5, Class A3, 4.00%, due 05/25/57(c) 144A	499,641
519,207	CIM Trust CMO, Series 2017-6, Class A1, 3.02%, due 06/25/57(c) 144A	527,020
1,772,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.40%, due 10/10/49	1,779,033
1,300,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	1,432,454
115,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, due 05/10/36 144A	119,458
110,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.15%, due 01/10/36 144A	118,627
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.60%, due 05/10/47(c)	454,591
77,131	COLT Mortgage Loan Trust CMO, Series 2019-2, Class A1, 3.34%, due 05/25/49(c) 144A	78,139
127,697	COLT Mortgage Loan Trust CMO, Series 2020-1, Class A1, 2.49%, due 02/25/50(c) 144A	129,403
235,000	Commercial Mortgage Trust, Series 2013-300P, Class D, 4.54%, due 08/10/30(c) 144A	239,091
714,112	Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.94%, due 01/10/46	735,881
640,000	Commercial Mortgage Trust, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	680,517
4,166	Commercial Mortgage Trust, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	4,173
977,713	Commercial Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,055,303
2,500,000	Commercial Mortgage Trust, Series 2015-CR26, Class A3, 3.36%, due 10/10/48	2,719,010
125,000	Commercial Mortgage Trust, Series 2016-CR28, Class A3, 3.50%, due 02/10/49	137,849
78,000	Commercial Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, due 02/10/37 144A	76,871
355,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1.78% (1 mo. USD LIBOR plus 1.60%), due 05/15/36(b) 144A	345,114
389,080	Credit Suisse Mortgage Trust CMO, Series 2017-HL1, Class A3, 3.50%, due 06/25/47 144A	395,940
686,459	Credit Suisse Mortgage Trust CMO, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(c) 144A	733,982

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
308,325	Credit Suisse Mortgage Trust CMO, Series 2019-AFC1, Class A1, 2.57%, due 07/25/49(d) 144A	315,833
198,367	Credit Suisse Mortgage Trust CMO, Series 2020-AFC1, Class A1, 2.24%, due 02/25/50(c) 144A	202,039
901,154	Credit Suisse Mortgage Trust CMO, Reg S, Series 2020-WL1, Class A, 2.35%, due 12/26/59 144A	901,154
1,100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	1,194,280
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	850,839
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	1,130,457
849,812	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class MA, 3.50%, due 08/25/57	921,282
1,976,224	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-4, Class MA, 3.50%, due 03/25/58	2,146,634
1,399,408	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-2, Class MA, 3.50%, due 08/25/58	1,525,818
1,659,206	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class MA, 2.50%, due 08/25/59	1,739,929
61,177	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2016-HQA4, Class M2, 1.48% (1 mo. USD LIBOR plus 1.30%), due 04/25/29(b)	61,137
40,479	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-DNA1, Class M1, 1.38% (1 mo. USD LIBOR plus 1.20%), due 07/25/29(b)	40,488
196,207	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-DNA3, Class M1, 0.93% (1 mo. USD LIBOR plus 0.75%), due 03/25/30(b)	196,378
685	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2018-DNA3, Class M1, 0.93% (1 mo. USD LIBOR plus 0.75%), due 09/25/48(b) 144A	684
15,549	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2019-HRP1, Class M1, 0.93% (1 mo. USD LIBOR plus 0.75%), due 02/25/49(b) 144A	15,529
815,890	GCAT LLC CMO, Series 2019-4, Class A1, 3.23%, due 11/26/49(d) 144A	860,230
301,440	GCAT LLC CMO, Series 2019-NQM1, Class A1, 2.99%, due 02/25/59(d) 144A	305,589
404,727	GCAT LLC CMO, Series 2020-NQM1, Class A1, 2.25%, due 01/25/60(d) 144A	409,249
1,091,729	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, due 05/10/45	1,110,108
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	959,204
256,470	GS Mortgage Securities Trust, Series 2015-GC30, Class A3, 3.12%, due 05/10/50	274,552
125,000	GS Mortgage Securities Trust, Series 2015-GC34, Class A4, 3.51%, due 10/10/48	136,995
285,000	GS Mortgage Securities Trust, Series 2019-GC39, Class A2, 3.46%, due 05/10/52	305,376
300,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A2, 2.97%, due 07/10/52	319,331
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,664,822
196,000	GS Mortgage Securities Trust, Series 2020-UPTN, Class A, 2.75%, due 02/10/37 144A	196,378
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.61%, due 06/15/34(c) 144A	162,253
215,000	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.28%, due 05/15/48(c) 144A	223,113
1,725,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,752,760
255,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, due 08/15/48	282,151
624,211	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	625,944

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
95,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A4, 3.31%, due 03/15/49	103,941
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	746,738
1,300,000	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,436,732
1,090,695	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	1,102,971
1,449,919	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,493,345
430,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class A4, 3.65%, due 01/15/49	475,727
135,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class A5, 3.91%, due 01/15/49	151,090
760,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	799,015
1,600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,681,581
938,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	998,193
181,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	184,583
470,613	JPMorgan Mortgage Trust CMO, Series 2016-1, Class A5, 3.50%, due 05/25/46 144A	476,556
352,396	JPMorgan Mortgage Trust CMO, Series 2016-4, Class A5, 3.50%, due 10/25/46 144A	357,246
787,418	JPMorgan Mortgage Trust CMO, Series 2017-2, Class A5, 3.50%, due 05/25/47 144A	801,881
473,837	JPMorgan Mortgage Trust CMO, Series 2018-4, Class A15, 3.50%, due 10/25/48 144A	478,318
130,000	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 1.53% (1 mo. USD LIBOR plus 1.35%), due 05/15/36(b) 144A	125,709
470,336	Legacy Mortgage Asset Trust CMO, Series 2019-PRI, Class A1, 3.86%, due 09/25/59(d) 144A	494,736
289,840	Legacy Mortgage Asset Trust CMO, Series 2020-GS1, Class A1, 2.88%, due 10/25/59(d) 144A	289,973
74,528	MetLife Securization Trust CMO, Series 2018-1A, Class A, 3.75%, due 03/25/57(c) 144A	80,011
165,525	Mill City Mortgage Loan Trust CMO, Series 2019-1, Class A1, 3.25%, due 10/25/69(c) 144A	175,915
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	102,982
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,689,998
212,000	Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 1.58% (1 mo. USD LIBOR plus 1.40%), due 11/15/34(b) 144A	205,839
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,893,416
200,000	Mortgage Insurance-Linked Notes CMO, Series 2020-1, Class M1B, 1.63% (1 mo. USD LIBOR plus 1.45%), due 02/25/30(b) 144A	185,444
95,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.92%, due 11/15/32(c) 144A	93,727

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
165,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43(c) 144A	167,675
315,069	New Residential Mortgage Loan Trust CMO, Series 2018-1A, Class A1A, 4.00%, due 12/25/57(c) 144A	336,186
166,443	New Residential Mortgage Loan Trust CMO, Series 2018-4A, Class A1S, 0.93% (1 mo. USD LIBOR plus 0.75%), due 01/25/48(b) 144A	165,152
357,504	PSMC Trust, Series 2019-1, Class A3, 4.00%, due 07/25/49 144A	360,953
12,953	Radnor RE, Ltd. CMO, Series 2018-1, Class M1, 1.58% (1 mo. USD LIBOR plus 1.40%), due 03/25/28(b) 144A	12,937
2,111,385	Sequoia Mortgage Trust, Series 2020-3, Class A4, 3.00%, due 04/25/50 144A	2,188,216
68,653	Starwood Mortgage Residential Trust CMO, Series 2018-IMC1, Class A1, 3.79%, due 03/25/48(c) 144A	69,751
163,862	Starwood Mortgage Residential Trust CMO, Series 2020-1, Class A1, 2.28%, due 02/25/50(c) 144A	165,431
85,462	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25%, due 07/25/58(c) 144A	90,065
333,519	Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, due 03/25/58(c) 144A	353,364
115,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.90%, due 10/25/53(c) 144A	119,567
265,000	Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.75%, due 11/25/60(c) 144A	280,279
58,084	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, due 10/25/56(c) 144A	59,673
556,092	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, due 06/25/57(c) 144A	575,224
638,600	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, due 10/25/57(c) 144A	661,909
609,801	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, due 01/25/58(c) 144A	635,177
207,630	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, due 05/25/58(c) 144A	224,640
397,443	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(c) 144A	422,411
236,818	Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25%, due 07/25/58(c) 144A	253,312
165,008	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58(c) 144A	177,824
203,986	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(c) 144A	215,082
83,884	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1.18% (1 mo. USD LIBOR plus 1.00%), due 10/25/59(b) 144A	83,667
675,000	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	726,984
2,238,080	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, due 08/10/49	2,309,251
525,722	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3, 2.92%, due 03/10/46	538,191
1,523,797	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, due 01/10/45	1,552,596
13,962	WaMu Mortgage Pass Through Certificates CMO, Series 2003-AR9, Class 1A7, 4.28%, due 09/25/33(c)	13,454
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,558,253
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	3,155,605
950,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	1,047,808
1,400,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,557,737
110,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class D, 1.83% (1 mo. USD LIBOR plus 1.65%), due 12/15/34(b) 144A	89,838
1,605,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A3, 1.94%, due 06/15/53	1,642,257

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,187,724	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.87%, due 02/15/44(c) 144A	1,202,768
1,360,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44 144A	1,382,101

		102,876,139

	Mortgage Backed Securities - U.S. Government Agency Obligations — 23.0%
460,426	FHLMC Gold, Pool # A89870, 4.50%, due 11/01/39	512,231
359,727	FHLMC Gold, Pool # A96970, 4.00%, due 02/01/41	394,433
629,461	FHLMC Gold, Pool # C91908, 3.00%, due 01/01/37	667,194
492,090	FHLMC Gold, Pool # G06231, 4.00%, due 12/01/40	539,799
235,297	FHLMC Gold, Pool # G06409, 6.00%, due 11/01/39	274,886
119,291	FHLMC Gold, Pool # G06875, 5.50%, due 12/01/38	137,114
449,069	FHLMC Gold, Pool # G07021, 5.00%, due 09/01/39	515,349
554,159	FHLMC Gold, Pool # G08672, 4.00%, due 10/01/45	597,560
800,518	FHLMC Gold, Pool # G08726, 3.00%, due 10/01/46	848,229
128,890	FHLMC Gold, Pool # G08735, 4.50%, due 10/01/46	139,998
73,122	FHLMC Gold, Pool # G08748, 3.50%, due 02/01/47	77,682
1,084,845	FHLMC Gold, Pool # G08749, 4.00%, due 02/01/47	1,162,813
667,677	FHLMC Gold, Pool # G08771, 4.00%, due 07/01/47	712,086
559,963	FHLMC Gold, Pool # G08786, 4.50%, due 10/01/47	605,568
209,610	FHLMC Gold, Pool # G16177, 2.00%, due 01/01/32	218,105
1,335,080	FHLMC Gold, Pool # G16634, 3.00%, due 10/01/31	1,428,276
1,333,368	FHLMC Gold, Pool # G60722, 3.00%, due 10/01/46	1,426,522
600,201	FHLMC Gold, Pool # G60767, 3.50%, due 10/01/46	656,701
305,828	FHLMC Gold, Pool # G60788, 3.50%, due 12/01/46	332,766
1,240,809	FHLMC Gold, Pool # G60804, 4.50%, due 05/01/42	1,355,504
1,527,254	FHLMC Gold, Pool # G60931, 3.00%, due 02/01/47	1,666,399
1,622,598	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	1,774,329
1,784,564	FHLMC Gold, Pool # G60985, 3.00%, due 05/01/47	1,930,560
1,174,153	FHLMC Gold, Pool # G61748, 3.50%, due 11/01/48	1,283,718
1,332,439	FHLMC Gold, Pool # G61891, 4.00%, due 05/01/48	1,417,248
165,310	FHLMC Gold, Pool # G61948, 4.00%, due 12/01/48	175,525
605,217	FHLMC Gold, Pool # G61995, 4.00%, due 11/01/44	664,559
1,037,378	FHLMC Gold, Pool # G67703, 3.50%, due 04/01/47	1,134,443
124,722	FHLMC Gold, Pool # J16432, 3.50%, due 08/01/26	131,314
140,062	FHLMC Gold, Pool # J17763, 3.50%, due 01/01/27	147,497
397,781	FHLMC Gold, Pool # J24414, 2.50%, due 06/01/28	423,228
478,380	FHLMC Gold, Pool # J34888, 2.50%, due 07/01/31	508,100
912,271	FHLMC Gold, Pool # Q09224, 4.00%, due 07/01/42	1,023,429
197,128	FHLMC Gold, Pool # Q11218, 3.50%, due 09/01/42	213,534
393,092	FHLMC Gold, Pool # Q12052, 3.50%, due 10/01/42	425,879
831,324	FHLMC Gold, Pool # Q12862, 3.50%, due 11/01/42	909,851
377,579	FHLMC Gold, Pool # Q17792, 3.50%, due 05/01/43	413,276
1,179,318	FHLMC Gold, Pool # Q36815, 4.00%, due 10/01/45	1,277,296
1,357,463	FHLMC Gold, Pool # Q41918, 3.50%, due 07/01/46	1,454,712
1,099,878	FHLMC Gold, Pool # Q42618, 3.00%, due 08/01/46	1,165,434
1,156,187	FHLMC Gold, Pool # Q44455, 3.50%, due 11/01/46	1,258,036
442,151	FHLMC Gold, Pool # Q44963, 3.50%, due 12/01/46	475,840

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,206,945	FHLMC Gold, Pool # Q45741, 3.50%, due 01/01/47	1,319,878
149,905	FHLMC Gold, Pool # Q49494, 4.50%, due 07/01/47	162,002
501,096	FHLMC Gold, Pool # Q52312, 4.00%, due 11/01/47	533,867
587,777	FHLMC Gold, Pool # Q54957, 4.00%, due 03/01/48	629,179
317,097	FHLMC Gold, Pool # V60565, 3.00%, due 06/01/29	337,704
810,354	FHLMC Gold, Pool # V60599, 3.00%, due 09/01/29	862,937
1,129,367	FHLMC Gold, Pool # V82292, 4.00%, due 04/01/46	1,227,917
1,321,782	FHLMC Gold, Pool # V82515, 3.50%, due 06/01/46	1,422,496
338,109	FHLMC Gold, Pool # V82848, 3.00%, due 12/01/46	367,252
320,000	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class A2, 3.24%, due 09/25/24	352,964
550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class AM, 3.17%, due 09/25/26(c)	621,280
1,800,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class AM, 3.25%, due 09/25/27(c)	2,057,561
1,840,000	FHLMC Multifamily Structured Pass Through Certificates, Series K076, Class AM, 3.90%, due 04/25/28	2,204,236
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K077, Class AM, 3.85%, due 05/25/28(c)	868,210
1,211,000	FHLMC Multifamily Structured Pass Through Certificates, Series K081, Class A2, 3.90%, due 08/25/28(c)	1,459,631
325,000	FHLMC Multifamily Structured Pass Through Certificates, Series K083, Class AM, 4.03%, due 10/25/28(c)	395,170
913,000	FHLMC Multifamily Structured Pass Through Certificates, Series K086, Class A2, 3.86%, due 11/25/28(c)	1,107,047
200,000	FHLMC Multifamily Structured Pass Through Certificates, Series K086, Class AM, 3.92%, due 12/25/28(c)	242,657
900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class A2, 3.99%, due 05/25/33(c)	1,120,885
1,100,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC07, Class ASB, 2.18%, due 08/25/29	1,164,835
490,000	FHLMC Multifamily Structured Pass Through Certificates, Series KIR3, Class A1, 3.04%, due 08/25/27	539,763
25,063,673	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.93%, due 10/25/22(c)	391,454
76,741	FHLMC Reference REMIC CMO, Series R007, Class ZA, 6.00%, due 05/15/36	91,736
926,636	FNMA REMIC CMO, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,091,806
17,120	FNMA REMIC CMO, Series 2012-28, Class B, 6.50%, due 06/25/39	18,780
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27(c)	1,898,951
233,940	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25(c)	251,620
500,000	FNMA-ACES, Series 2017-M1, Class A2, 2.50%, due 10/25/26(c)	541,330
275,416	FNMA-ACES, Series 2018-M10, Class A1, 3.50%, due 07/25/28(c)	304,473
1,145,293	FNMA-ACES, Series 2019-M22, Class A1, 2.10%, due 08/25/29	1,208,414
655,904	FNMA-ACES, Series 2019-M25, Class AV1, 2.05%, due 12/25/26	673,295
520,976	GNMA I, Pool # 734152, 4.00%, due 01/15/41	566,932
3,189,160	GNMA I, Pool # 784369, 4.00%, due 08/15/45	3,576,037
394,350	GNMA I, Pool # 784605, 4.50%, due 01/15/42	439,420
303,158	GNMA I, Pool # AL8626, 3.00%, due 08/15/45	321,099
283,926	GNMA II, Pool # 004636, 4.50%, due 02/20/40	311,972

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
51,479	GNMA II, Pool # 004678, 4.50%, due 04/20/40	56,536
340,878	GNMA II, Pool # 004833, 4.00%, due 10/20/40	375,985
302,914	GNMA II, Pool # 004977, 4.00%, due 03/20/41	334,061
756,631	GNMA II, Pool # 004978, 4.50%, due 03/20/41	831,401
1,184,598	GNMA II, Pool # 005055, 4.50%, due 05/20/41	1,301,824
42,239	GNMA II, Pool # 783637, 3.00%, due 06/20/42	45,237
1,182,102	GNMA II, Pool # 796468, 4.00%, due 09/20/42	1,279,650
1,173,783	GNMA II, Pool # AV9421, 3.50%, due 11/20/46	1,275,077
833,527	GNMA II, Pool # AY7555, 3.50%, due 04/20/47	905,462
440,824	GNMA II, Pool # MA0462, 3.50%, due 10/20/42	479,555
63,354	GNMA II, Pool # MA0624, 3.00%, due 12/20/42	67,828
285,855	GNMA II, Pool # MA0625, 3.50%, due 12/20/42	310,971
163,775	GNMA II, Pool # MA0698, 3.00%, due 01/20/43	175,317
560,502	GNMA II, Pool # MA0851, 3.00%, due 03/20/43	600,029
439,866	GNMA II, Pool # MA0852, 3.50%, due 03/20/43	478,514
95,683	GNMA II, Pool # MA1156, 3.00%, due 07/20/43	102,431
347,545	GNMA II, Pool # MA1376, 4.00%, due 10/20/43	381,247
132,374	GNMA II, Pool # MA1599, 3.00%, due 01/20/44	141,758
352,459	GNMA II, Pool # MA2371, 3.50%, due 11/20/44	377,790
254,979	GNMA II, Pool # MA2372, 4.00%, due 11/20/44	277,832
279,763	GNMA II, Pool # MA2825, 3.00%, due 05/20/45	298,683
613,020	GNMA II, Pool # MA3310, 3.50%, due 12/20/45	656,784
242,276	GNMA II, Pool # MA3377, 4.00%, due 01/20/46	262,164
351,122	GNMA II, Pool # MA3455, 4.00%, due 02/20/46	380,124
620,203	GNMA II, Pool # MA3456, 4.50%, due 02/20/46	680,100
687,096	GNMA II, Pool # MA3596, 3.00%, due 04/20/46	731,768
1,271,569	GNMA II, Pool # MA3803, 3.50%, due 07/20/46	1,361,265
949,260	GNMA II, Pool # MA3873, 3.00%, due 08/20/46	1,010,812
1,527,083	GNMA II, Pool # MA3936, 3.00%, due 09/20/46	1,624,775
416,230	GNMA II, Pool # MA4004, 3.50%, due 10/20/46	446,242
224,211	GNMA II, Pool # MA4071, 4.50%, due 11/20/46	245,737
195,491	GNMA II, Pool # MA4125, 2.50%, due 12/20/46	207,403
391,111	GNMA II, Pool # MA4263, 4.00%, due 02/20/47	420,880
527,719	GNMA II, Pool # MA4510, 3.50%, due 06/20/47	562,756
600,348	GNMA II, Pool # MA4585, 3.00%, due 07/20/47	637,709
606,693	GNMA II, Pool # MA4586, 3.50%, due 07/20/47	646,222
1,577,798	GNMA II, Pool # MA4720, 4.00%, due 09/20/47	1,692,334
451,301	GNMA II, Pool # MA4838, 4.00%, due 11/20/47	485,099
1,814,328	GNMA II, Pool # MA5019, 3.50%, due 02/20/48	1,930,610
236,198	GNMA II, Pool # MA5021, 4.50%, due 02/20/48	256,582
80,753	GNMA II, Pool # MA5079, 4.50%, due 03/20/48	86,757
523,777	GNMA II, Pool # MA5397, 3.50%, due 08/20/48	555,563
586,297	GNMA II, Pool # MA5466, 4.00%, due 09/20/48	626,794
515,008	GNMA II, Pool # MA5467, 4.50%, due 09/20/48	555,221
237,908	GNMA II, Pool # MA5530, 5.00%, due 10/20/48	260,396
329,523	GNMA II, Pool # MA5762, 3.50%, due 02/20/49	348,571
367,557	GNMA II, Pool # MA5817, 4.00%, due 03/20/49	390,076
979,752	GNMA II, Pool # MA5874, 3.00%, due 04/20/49	1,040,173
1,500,000	GNMA TBA, 2.50%, due 08/20/50	1,575,879

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
400,293	UMBS, Pool # 745148, 5.00%, due 01/01/36	460,152
426,263	UMBS, Pool # 932807, 4.00%, due 09/01/40	466,286
403,590	UMBS, Pool # 983471, 5.50%, due 05/01/38	461,084
515,166	UMBS, Pool # 985184, 5.50%, due 08/01/38	589,246
320,061	UMBS, Pool # 995245, 5.00%, due 01/01/39	366,345
770,209	UMBS, Pool # AB6212, 3.00%, due 09/01/42	825,848
953,536	UMBS, Pool # AB6802, 3.50%, due 11/01/42	1,037,476
242,551	UMBS, Pool # AB7059, 2.50%, due 11/01/42	257,094
591,969	UMBS, Pool # AB8703, 3.00%, due 03/01/38	629,642
212,584	UMBS, Pool # AB9383, 4.00%, due 05/01/43	235,292
1,398,077	UMBS, Pool # AB9659, 3.00%, due 06/01/43	1,521,433
3,627,970	UMBS, Pool # AC3668, 4.50%, due 10/01/39	4,036,131
421,372	UMBS, Pool # AD9153, 4.50%, due 08/01/40	469,028
246,808	UMBS, Pool # AE0469, 6.00%, due 12/01/39	287,961
1,060,258	UMBS, Pool # AH4404, 4.00%, due 01/01/41	1,164,706
163,309	UMBS, Pool # AI1892, 5.00%, due 05/01/41	187,850
910,885	UMBS, Pool # AI4815, 4.50%, due 06/01/41	1,013,731
770,265	UMBS, Pool # AJ9278, 3.50%, due 12/01/41	833,476
366,599	UMBS, Pool # AJ9317, 4.00%, due 01/01/42	402,938
740,914	UMBS, Pool # AL0215, 4.50%, due 04/01/41(o)	825,310
1,254,203	UMBS, Pool # AL1895, 3.50%, due 06/01/42	1,372,280
655,090	UMBS, Pool # AL2466, 4.00%, due 09/01/42	740,894
734,255	UMBS, Pool # AL3000, 3.50%, due 12/01/42	795,307
920,305	UMBS, Pool # AL3316, 3.50%, due 03/01/43	1,001,353
1,109,827	UMBS, Pool # AL6663, 4.00%, due 03/01/39	1,214,408
1,184,898	UMBS, Pool # AL7594, 3.50%, due 08/01/45	1,295,935
947,046	UMBS, Pool # AL8191, 4.00%, due 12/01/45	1,069,074
160,254	UMBS, Pool # AO4109, 4.00%, due 06/01/42	176,051
405,618	UMBS, Pool # AQ7923, 3.00%, due 12/01/42	434,920
902,492	UMBS, Pool # AS5133, 3.50%, due 06/01/45	965,416
241,680	UMBS, Pool # AS6286, 4.00%, due 12/01/45	260,613
390,182	UMBS, Pool # AS6304, 4.00%, due 12/01/45	420,997
536,757	UMBS, Pool # AS6452, 3.50%, due 01/01/46	573,515
243,604	UMBS, Pool # AS7693, 2.00%, due 08/01/31	253,435
376,485	UMBS, Pool # AS8073, 2.50%, due 10/01/46	398,992
295,135	UMBS, Pool # AX3719, 3.50%, due 07/01/27	310,664
297,248	UMBS, Pool # AZ3743, 3.50%, due 11/01/45	318,523
433,105	UMBS, Pool # BC9468, 3.00%, due 06/01/46	459,192
1,319,231	UMBS, Pool # BD7043, 4.00%, due 03/01/47	1,433,297
746,881	UMBS, Pool # BE7192, 4.00%, due 03/01/47	814,133
1,108,331	UMBS, Pool # BH1207, 4.00%, due 06/01/47	1,226,680
977,621	UMBS, Pool # BK1023, 4.50%, due 02/01/48	1,062,054
882,886	UMBS, Pool # BK7611, 4.50%, due 09/01/48	949,534
1,285,555	UMBS, Pool # BM1573, 3.50%, due 07/01/47	1,405,396
1,387,511	UMBS, Pool # BM1972, 3.50%, due 10/01/37	1,499,861
813,771	UMBS, Pool # BM3033, 3.00%, due 10/01/47	870,290
923,431	UMBS, Pool # BM3116, 3.00%, due 02/01/47	1,007,268
255,572	UMBS, Pool # BM3258, 3.00%, due 02/01/47	277,489
524,591	UMBS, Pool # BM3286, 4.50%, due 11/01/47	566,063

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
919,878	UMBS, Pool # BM3332, 3.50%, due 01/01/48	989,205
683,806	UMBS, Pool # BM3491, 4.50%, due 01/01/38	743,380
1,413,986	UMBS, Pool # BM3641, 4.00%, due 04/01/48	1,532,622
1,131,221	UMBS, Pool # BM4896, 3.00%, due 02/01/47	1,212,042
1,200,382	UMBS, Pool # BM5213, 3.00%, due 07/01/45	1,277,925
652,670	UMBS, Pool # BM5293, 3.50%, due 02/01/49	688,109
1,073,338	UMBS, Pool # BM5694, 4.00%, due 06/01/48	1,143,514
323,143	UMBS, Pool # BM5874, 4.00%, due 01/01/48	347,637
437,663	UMBS, Pool # BM5950, 3.00%, due 11/01/48	464,168
2,481,856	UMBS, Pool # BN6216, 4.50%, due 03/01/49	2,740,827
1,117,019	UMBS, Pool # BO0988, 3.50%, due 07/01/49	1,174,989
2,322,297	UMBS, Pool # BO1040, 3.00%, due 09/01/49	2,448,975
44,258	UMBS, Pool # BO1042, 3.00%, due 09/01/49	46,651
827,271	UMBS, Pool # BO1420, 3.50%, due 09/01/49	870,197
490,250	UMBS, Pool # BO1439, 3.00%, due 10/01/49	516,992
1,520,257	UMBS, Pool # BO5387, 3.50%, due 12/01/49	1,649,591
714,000	UMBS, Pool # BP5462, 2.50%, due 06/01/50	745,980
585,751	UMBS, Pool # BP5568, 3.00%, due 06/01/50	617,703
1,205,900	UMBS, Pool # CA0655, 3.50%, due 11/01/47	1,311,024
2,231,045	UMBS, Pool # CA3986, 5.00%, due 08/01/49	2,476,182
466,207	UMBS, Pool # CA4149, 3.00%, due 09/01/49	502,517
983,112	UMBS, Pool # CA4546, 3.00%, due 11/01/49	1,042,626
1,143,407	UMBS, Pool # CA5571, 4.00%, due 04/01/50	1,230,374
1,859,838	UMBS, Pool # FM0030, 3.00%, due 02/01/49	1,961,289
735,793	UMBS, Pool # FM1001, 3.50%, due 11/01/48	778,681
651,503	UMBS, Pool # FM1266, 5.00%, due 07/01/49	719,907
47,009	UMBS, Pool # FM1329, 3.00%, due 07/01/49	49,551
272,482	UMBS, Pool # FM1347, 3.00%, due 12/01/48	288,424
1,542,012	UMBS, Pool # FM1467, 3.00%, due 12/01/47	1,643,953
789,595	UMBS, Pool # FM1588, 3.00%, due 10/01/49	844,366
584,546	UMBS, Pool # FM1715, 3.00%, due 12/01/45	620,425
440,540	UMBS, Pool # FM1790, 3.00%, due 11/01/49	474,852
448,950	UMBS, Pool # FM1864, 3.00%, due 11/01/49	476,127
3,107,446	UMBS, Pool # FM2109, 3.50%, due 12/01/49	3,268,686
4,957,636	UMBS, Pool # FM2217, 3.00%, due 03/01/47	5,395,183
3,322,771	UMBS, Pool # FM2226, 3.00%, due 09/01/46	3,616,049
5,422,189	UMBS, Pool # FM2385, 3.00%, due 09/01/48	5,719,619
1,652,798	UMBS, Pool # FM2461, 3.50%, due 03/01/50	1,738,303
1,335,698	UMBS, Pool # FM2570, 4.50%, due 04/01/48	1,482,036
1,220,150	UMBS, Pool # FM2674, 4.00%, due 03/01/50	1,309,999
292,053	UMBS, Pool # MA2781, 2.50%, due 10/01/46	309,514
374,243	UMBS, Pool # MA3087, 3.50%, due 08/01/47	395,424
268,915	UMBS, Pool # MA3155, 3.00%, due 10/01/32	282,823
1,169,028	UMBS, Pool # MA3182, 3.50%, due 11/01/47	1,235,946
534,034	UMBS, Pool # MA3211, 4.00%, due 12/01/47	569,658
378,200	UMBS, Pool # MA3238, 3.50%, due 01/01/48	399,153
1,039,992	UMBS, Pool # MA3332, 3.50%, due 04/01/48	1,097,777
335,271	UMBS, Pool # MA3364, 3.50%, due 05/01/33	353,884
248,425	UMBS, Pool # MA3385, 4.50%, due 06/01/48	267,418
1,047,366	UMBS, Pool # MA3414, 3.50%, due 07/01/48	1,100,886

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
368,204	UMBS, Pool # MA3442, 3.50%, due 08/01/48	387,330
316,112	UMBS, Pool # MA3521, 4.00%, due 11/01/48	334,864
3,995,681	UMBS, Pool # QA6328, 3.00%, due 01/01/50	4,267,435
2,124,928	UMBS, Pool # QA6367, 3.00%, due 01/01/50	2,252,080
406,339	UMBS, Pool # QB0220, 3.00%, due 06/01/50	428,504
3,145,137	UMBS, Pool # RA1776, 3.00%, due 12/01/49	3,342,236
3,229,074	UMBS, Pool # RA1860, 3.00%, due 12/01/49	3,405,215
3,342,656	UMBS, Pool # RA1878, 3.50%, due 12/01/49	3,532,090
3,326,456	UMBS, Pool # RA2790, 2.50%, due 06/01/50	3,472,864
2,649,352	UMBS, Pool # RA2853, 2.50%, due 06/01/50	2,765,958
1,665,669	UMBS, Pool # SD0100, 3.00%, due 10/01/49	1,765,693
12,407	UMBS, Pool # SD8025, 3.50%, due 11/01/49	13,051
954,289	UMBS, Pool # SD8029, 2.50%, due 12/01/49	995,164
1,607,254	UMBS, Pool # ZA7040, 3.50%, due 06/01/49	1,706,102
1,801,417	UMBS, Pool # ZM1609, 3.50%, due 09/01/46	1,988,583
911,848	UMBS, Pool # ZS4727, 4.00%, due 07/01/47	972,248
573,109	UMBS, Pool # ZS4760, 4.00%, due 03/01/48	610,906
804,827	UMBS, Pool # ZT0657, 6.00%, due 07/01/40	959,974
709,362	UMBS, Pool # ZT1748, 5.00%, due 01/01/49	789,184
1,991,741	UMBS, Pool # ZT2100, 3.00%, due 04/01/47	2,108,933
2,500,000	UMBS TBA, 3.00%, due 08/13/50	2,628,755

		233,082,792

	Municipal Obligations — 0.8%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	71,814
165,000	Bay Area Toll Authority, 2.57%, due 04/01/31	177,791
300,000	Bay Area Toll Authority, 6.26%, due 04/01/49	525,006
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(h)	129,782
650,000	Health & Educational Facilities Authority of the State of Missouri, 3.23%, due 05/15/50	743,489
715,000	Michigan Finance Authority, 2.37%, due 09/01/49	709,387
359,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	523,558
247,000	New Jersey Transportation Trust Fund Authority, 4.08%, due 06/15/39	232,568
25,000	New Jersey Transportation Trust Fund Authority, 4.13%, due 06/15/42	23,348
1,350,000	New York State Urban Development Corp., 5.77%, due 03/15/39	1,716,309
885,000	State of California, 7.50%, due 04/01/34	1,446,054
555,000	State of California, General Obligation, 7.55%, due 04/01/39	990,725
695,000	State of Illinois, General Obligation, 5.00%, due 11/01/22	727,561
105,000	University of Virginia, 4.18%, due 09/01/17(h)	143,864

		8,161,256

	Sovereign Debt Obligations — 0.5%
200,000	Colombia Government International Bond, 5.00%, due 06/15/45	227,359
135,000	Colombia Government International Bond, 7.38%, due 09/18/37	185,625
330,000	Corp. Andina de Fomento, 2.13%, due 09/27/21	332,478
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23	56,970
215,000	Export-Import Bank of India, 3.88%, due 02/01/28 144A	223,668
200,000	Indonesia Government International Bond, 4.45%, due 02/11/24	217,435
220,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	249,993
200,000	Japan Bank for International Cooperation, 3.38%, due 10/31/23	218,680

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)	Description	Value ($)

	Sovereign Debt Obligations — continued
200,000	Japan Finance Organization for Municipalities, 1.75%, due 09/05/24 144A	208,714
200,000	Panama Government International Bond, 4.00%, due 09/22/24(e)	218,000
250,000	Province of Alberta Canada, 3.30%, due 03/15/28	290,256
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	107,578
70,000	Province of Ontario Canada, 3.40%, due 10/17/23	76,662
220,000	Province of Quebec Canada, 2.75%, due 04/12/27	246,055
301,000	Qatar Government International Bond, 3.38%, due 03/14/24 144A	322,941
520,000	Qatar Government International Bond, 5.10%, due 04/23/48 144A	708,673
235,000	Saudi Government International Bond, 4.00%, due 04/17/25 144A	261,067
594,000	Saudi Government International Bond, 4.38%, due 04/16/29 144A	692,105
400,000	Tokyo Metropolitan Government, 2.50%, due 06/08/22 144A	414,246
185,000	Uruguay Government International Bond, 4.98%, due 04/20/55	237,781
65,000	Uruguay Government International Bond, 5.10%, due 06/18/50	84,130

		5,580,416

	U.S. Government and Agency Obligations — 14.5%
270,000	FNMA, 2.38%, due 01/19/23	285,306
315,000	FNMA, 2.50%, due 02/05/24	339,860
310,000	FNMA, 6.63%, due 11/15/30(o) (p)	480,840
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	38,847
3,194,000	U.S. Treasury Bond, 1.13%, due 05/15/40	3,165,117
2,969,000	U.S. Treasury Bond, 1.25%, due 05/15/50	2,853,487
4,319,000	U.S. Treasury Bond, 2.00%, due 02/15/50	4,947,786
5,629,000	U.S. Treasury Bond, 2.25%, due 08/15/49	6,771,841
5,595,000	U.S. Treasury Bond, 2.75%, due 11/15/42	7,170,342
335,000	U.S. Treasury Bond, 3.00%, due 11/15/44	448,730
2,510,000	U.S. Treasury Bond, 3.00%, due 02/15/47	3,420,365
5,660,000	U.S. Treasury Bond, 3.00%, due 08/15/48	7,786,148
5,590,000	U.S. Treasury Bond, 3.13%, due 11/15/41	7,573,904
10,285,000	U.S. Treasury Bond, 3.13%, due 02/15/43	13,952,848
3,045,000	U.S. Treasury Bond, 3.38%, due 05/15/44	4,308,794
5,725,000	U.S. Treasury Bond, 3.50%, due 02/15/39	8,103,894
8,015,900	U.S. Treasury Bond, 3.63%, due 08/15/43	11,714,330
20,000	U.S. Treasury Bond, 3.75%, due 11/15/43	29,780
6,506,006	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 10/15/24	6,815,323
1,599,784	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 01/15/30	1,729,073
1,122,856	U.S. Treasury Inflation Indexed Bonds, 0.25%, due 07/15/29	1,228,901
9,081,000	U.S. Treasury Note, 0.13%, due 05/31/22	9,074,970
304,000	U.S. Treasury Note, 0.25%, due 05/31/25	303,667
15,920,000	U.S. Treasury Note, 0.25%, due 06/30/25	15,890,772
715,000	U.S. Treasury Note, 0.38%, due 03/31/22	717,639
3,594,000	U.S. Treasury Note, 0.63%, due 05/15/30	3,584,594
485,000	U.S. Treasury Note, 1.13%, due 02/28/21	488,003
1,678,000	U.S. Treasury Note, 1.13%, due 02/28/22	1,704,743
3,180,000	U.S. Treasury Note, 1.50%, due 01/31/27	3,395,457
760,000	U.S. Treasury Note, 2.88%, due 05/15/28(o)	897,082
3,000,000	U.S. Treasury STRIPS, 1.29%, due 05/15/37(f) (p)	2,459,530
360,000	U.S. Treasury STRIPS, 1.39%, due 11/15/38(f)	286,303
370,000	U.S. Treasury STRIPS, 1.41%, due 02/15/39(f)	292,730
155,000	U.S. Treasury STRIPS, 1.44%, due 05/15/39(f)	121,738

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value (a)		Description	Value ($)

		U.S. Government and Agency Obligations — continued
255,000		U.S. Treasury STRIPS, 1.45%, due 08/15/39(f)	199,319
2,145,000		U.S. Treasury STRIPS, 1.56%, due 11/15/40(f)	1,625,426
2,430,000		U.S. Treasury STRIPS, 1.57%, due 02/15/41(f)	1,831,797
1,590,000		U.S. Treasury STRIPS, 1.59%, due 05/15/41(f)	1,192,091
3,180,000		U.S. Treasury STRIPS, 1.63%, due 11/15/41(f)	2,352,024
2,440,000		U.S. Treasury STRIPS, 1.67%, due 05/15/42(f)	1,783,751
85,000		U.S. Treasury STRIPS, 1.69%, due 08/15/42(f)	61,738
1,750,000		U.S. Treasury STRIPS, 1.71%, due 11/15/42(f)	1,262,896
4,620,000		U.S. Treasury STRIPS, 1.74%, due 02/15/43(f)	3,305,793
646,000		U.S. Treasury STRIPS, 1.79%, due 11/15/43(f)	454,253
430,000		U.S. Treasury STRIPS, 1.86%, due 11/15/45(f)	291,035
310,000		U.S. Treasury STRIPS, 1.89%, due 02/15/46(f)	208,262

			146,951,129

		TOTAL DEBT OBLIGATIONS (COST $962,121,185)	1,005,266,675

Number of Contracts	Notional Value ($)	Description	Value ($)

		OPTIONS PURCHASED — 0.0%

		Purchased Futures Options — 0.0%

		Call Options — 0.0%
107	14,891,391	U.S. Treasury Note 10-Year Futures Option with JPMorgan Chase Bank N.A. , Strike Price $140.00, Expires 07/24/20	21,734
214	29,782,781	U.S. Treasury Note 10-Year Futures Option with JPMorgan Chase Bank N.A. , Strike Price $143.00, Expires 07/24/20	6,688

		TOTAL FUTURES OPTIONS PURCHASED (PREMIUMS PAID $48,642)	28,422

		TOTAL OPTIONS PURCHASED (PREMIUMS PAID $48,642)	28,422

Par Value (a)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.3%

		Mutual Fund - Securities Lending Collateral — 0.3%
2,664,818		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.12%(q) (r)	2,664,818

		TOTAL SHORT-TERM INVESTMENT (COST $2,664,818)	2,664,818

		TOTAL INVESTMENTS — 99.4% (Cost $964,834,645)	1,007,959,915

		Other Assets and Liabilities (net) — 0.6%	6,142,829

		NET ASSETS — 100.0%	$1,014,102,744

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Notes to Schedule of Investments:

ACES — Alternative Credit Enhancement Securities

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CMT — Constant Maturity Treasury Index

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal of Securities

TBA — To Be Announced

UMBS — Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA

*	Non-income producing security.

(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

(b)	Variable or floating rate note. Rate shown is as of June 30, 2020.

(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.

(e)	All or a portion of this security is out on loan.

(f)	Interest rate presented is yield to maturity.

(g)	Security is perpetual and has no stated maturity date.

(h)	Year of maturity is greater than 2100.

(i)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	When-issued security.

(k)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $2,126 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2020 was $1,565,555.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(l)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

(m)	Security is currently in default.

(n)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $67,206, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

(o)	All or a portion of this security is pledged for open futures collateral.

(p)	All or a portion of this security is pledged for open centrally cleared swaps collateral.

(q)	The rate disclosed is the 7-day net yield as of June 30, 2020.

(r)	Represents an investment of securities lending cash collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $199,100,764 which represents 19.6% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

At June 30, 2020, the Fund held the following restricted security:

Restricted Security	Acquisition Date	Principal Amount		Cost	Value
Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1A, 1.28% (1 mo. USD LIBOR plus 1.10%), due 07/25/29	07/17/19	USD	67,286	$67,286	$67,206

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	303,357	USD	342,054	07/02/20	Barclays Bank Plc	$(1,339)
USD	331,028	EUR	303,357	07/02/20	JPMorgan Chase Bank N.A.	(9,688)
USD	342,301	EUR	303,357	08/04/20	Barclays Bank Plc	1,342

						$(9,685)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
27	U.S. Treasury Note 2-Year	Sep 2020	$5,962,359	$3,765
260	U.S. Treasury Note 5-Year	Sep 2020	32,692,969	70,641
35	U.S. Ultra Bond	Sep 2020	7,635,469	68,165

				$142,571

Sales
1	Euro-Bund	Sep 2020	$198,259	$(1,910)
188	U.S. Long Bond	Sep 2020	33,569,750	(151,260)
111	U.S. Treasury Note 10-Year	Sep 2020	15,448,078	(46,612)
46	U.S. Ultra 10-Year	Sep 2020	7,244,281	(44,764)

				$(244,546)

Written Options

Written Futures Options

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at June 30, 2020
CALL — U.S. Treasury Note 10-Year Futures Option Strike @ $142.00 Expires 07/24/2020	JP Morgan Chase Bank N.A.	321	$(44,674,172)	$(29,644)	$(10,031)

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR	Quarterly	0.86%	Semi-Annual	03/30/50	$111	USD	608,000	$10,115	$10,004
1.38%	Semi-Annual	3-Month USD LIBOR	Quarterly	09/15/21	(22,160)	USD	11,148,000	152,418	174,578
1.48%	Semi-Annual	3-Month USD LIBOR	Quarterly	09/15/21	7,322	USD	7,475,000	111,076	103,754
1.60%	Semi-Annual	3-Month USD LIBOR	Quarterly	09/15/21	24,397	USD	32,725,000	535,574	511,177
1.83%	Semi-Annual	3-Month USD LIBOR	Quarterly	06/15/21	64	USD	8,642,000	129,385	129,321
Overnight Federal Funds Effective Rate (12M)	Annual	1.51%	Annual	08/09/49	110	USD	580,000	(131,564)	(131,674)
Overnight Federal Funds Effective Rate (12M)	Annual	1.25%	Annual	11/15/45	(15,417)	USD	2,248,000	(312,783)	(297,366)
Overnight Federal Funds Effective Rate (12M)	Annual	1.04%	Annual	11/15/45	106	USD	345,000	(30,685)	(30,791)

									$469,003

Currency Abbreviations

EUR	— Euro
USD	— U.S. Dollar

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	99.1
Swaps	0.0	*
Options Purchased	0.0	*
Written Options	0.0	*
Futures Contracts	0.0	*
Forward Foreign Currency Contracts	0.0	*
Short-Term Investments	0.3
Other Assets and Liabilities (net)	0.6

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.